     As filed with the Securities and Exchange Commission on July 29, 2004

                                                     Securities Act No. 33-44964
                                        Investment Company Act File No. 811-6526
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

                  Pre-Effective Amendment No.                           [ ]
                                              --


                  Post-Effective Amendment No. 105                      [X]
                                               ---


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]


                  Amendment No. 107                                     [X]
                                ---


                               THE COVENTRY GROUP
                               ------------------
               (Exact Name of Registrant as Specified in Charter)


                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (614) 470-8000
                                                 -----------------

                            Patrick W.D. Turley, Esq.
                                  Dechert LLP
                               1775 I Street, NW
                             Washington, D.C. 20006
                             ----------------------
                     (Name and Address of Agent for Service)

                                 With Copies to:
                                 ---------------

                               R. Jeffrey Young
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219


It is proposed that this filing will become effective on August 1, 2004 pursuant to paragraph (b) of Rule 485.

                                   QUESTIONS?
                          Call 1-888-426-9709 or your
                           investment representative.

                            [THE SIGNAL FUNDS LOGO]

                             LARGE CAP GROWTH FUND

                                  INCOME FUND

                             TAX-EXEMPT INCOME FUND

                          TAX-EXEMPT MONEY MARKET FUND

                               MONEY MARKET FUND

                            CLASS A & CLASS B SHARES
                                ---------------


                        PROSPECTUS DATED AUGUST 1, 2004


                                ---------------

                                 [SIGNAL LOGO]
                               Investment Advisor

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         THE SIGNAL FUNDS                                  TABLE OF CONTENTS


                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                      [ICON]
Carefully review this                             3  Signal Large Cap Growth Fund
important section for a                           6  Signal Income Fund
summary of each Fund's                            9  Signal Tax-Exempt Income Fund
investments, risks and fees.                     12  Signal Tax-Exempt Money Market Fund
                                                 14  Signal Money Market Fund

                                                INVESTMENT OBJECTIVES AND STRATEGIES

                                      [ICON]
This section contains                            16  Signal Large Cap Growth Fund
details on each Fund's                           17  Signal Income Fund
investment strategies and                        18  Signal Tax-Exempt Income Fund
risks.                                           19  Signal Tax-Exempt Money Market Fund
                                                 20  Signal Money Market Fund
                                                 21  Investment Risks

                                                SHAREHOLDER INFORMATION

                                      [ICON]
Consult this section to                          22  Pricing of Fund Shares
obtain details on how shares                     22  Purchasing and Adding to Your Shares
are valued, how to purchase,                     25  Selling Your Shares
sell and exchange shares,                        27  Distribution Arrangements/Sales Charges
related charges and payments                     31  Exchanging Your Shares
of dividends.                                    32  Dividends, Distributions and Taxes

                                                FUND MANAGEMENT

                                      [ICON]
Review this section for                          34  The Investment Advisor
details on the people and                        34  Portfolio Managers
organizations who oversee                        36  The Distributor and Administrator
the Funds and their
investments.

                                                FINANCIAL HIGHLIGHTS

                                      [ICON]
Review this section for                          37  Large Cap Growth Fund
details on the selected                          38  Income Fund
financial statements of the                      39  Tax-Exempt Income Fund
Funds.

[ICON]

RISK/RETURN SUMMARY AND FUND EXPENSES                     LARGE CAP GROWTH FUND

                            RISK/RETURN SUMMARY OF THE
                            SIGNAL LARGE CAP GROWTH FUND



    INVESTMENT OBJECTIVES             The Large Cap Growth Fund seeks capital appreciation.

    PRINCIPAL                         The Fund invests primarily in a diversified portfolio of equity securities
    INVESTMENT STRATEGIES             of large capitalization companies. For these purposes, the Advisor deems issuers with market capitalizations in excess of $5 billion to be large capitalization companies. The Advisor seeks investments in issuers that demonstrate superior sales and earnings growth rates, improving profitability, or above-average growth relative to their current market valuations.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate with market
    INVESTMENT RISKS                  conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.

    WHO MAY                           Consider investing in the Fund if you are:
    WANT TO INVEST?                     - investing for a long-term goal such as retirement (five year or longer investment horizon)
                                        - looking to add a growth component to your portfolio
                                        - willing to accept higher risks of investing in the stock market in exchange for potentially higher long term returns
                                      This Fund will not be appropriate for someone:
                                        - seeking monthly income
                                        - pursuing a short-term goal or investing emergency reserves
                                        - seeking safety of principal

   RISK/RETURN SUMMARY AND FUND EXPENSES            LARGE CAP GROWTH FUND


The chart and table on this page show how the Large Cap Growth Fund has performed. The bar chart shows the Fund's performance for the past calendar year. The table below it compares the Fund's performance (before and after taxes) over time since its inception on July 15, 2002 to that of the Standard & Poor's 500(R) Composite Stock Index ("S&P 500 Index")(3).


The returns for Class B Shares will differ from the returns for Class A Shares because of the differences in expenses of each class.


PERFORMANCE BAR CHART AND TABLE(1)
TOTAL RETURN AS OF DECEMBER 31, 2003

FOR CLASS A SHARES

                                          [GRAPH]

2003                                                                             20.22
----                                                                             -----

                                          Past performance does not indicate how
                                          the Fund will perform in the future.

                                          Best quarter:  Q4 2003     +9.47%


                                          Worst quarter: Q1 2003      -3.61%


                                                 AVERAGE ANNUAL TOTAL RETURNS
                                                 (for the periods ending
                                                 December 31, 2003)(4)


                                                                                 PAST       SINCE
                                                               FUND INCEPTION    YEAR     INCEPTION
                                                               ------------------------------------
 LARGE CAP GROWTH FUND                                         July 15, 2002
  Class A Shares Return Before Taxes
  (includes maximum sales charge of 4.75%)                                       14.49%      5.12%
  Class A Shares Return After Taxes on Distributions
  (includes maximum sales charge of 4.75%)(2)                                    13.97%      4.76%
  Class A Shares Return After Taxes on Distributions
  and Sale of Fund Shares
  (includes maximum sales charge of 4.75%)(2)                                    10.07%      4.32%
  Class B Shares Return Before Taxes
  (includes applicable contingent deferred sales charge)                         14.25%      5.28%
                                                               ------------------------------------
 S&P 500(R) INDEX(3)                                           July 15, 2002     28.67%     15.73%
---------------------------------------------------------------------------------------------------


The table assumes that shareholders redeem all their fund shares at the end of the period indicated.

(1) Both the chart and table assume reinvestment of dividends and distributions.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) A widely recognized, unmanaged index of common stocks generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees and expenses associated with a mutual fund or the impact of taxes.


(4) For the period January 1, 2004 through June 30, 2004, the aggregate (non-annualized) total return of the Fund (including maximum sales charge of 4.75%) was 0.26% versus 3.44% for the S&P 500 Index.(3)

   RISK/RETURN SUMMARY AND FUND EXPENSES            LARGE CAP GROWTH FUND




   FEES AND EXPENSES
   This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Growth Fund.


      SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)         A SHARES         B SHARES

      Maximum sales charge (load) imposed on purchases                   4.75%(1)           None
      Maximum deferred sales charge (load)                                 None            5.00%(2)
      ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
      FROM FUND ASSETS)
      Management Fee(s)                                                   0.55%(3)         0.55%(3)
      Distribution and Service (12b-1) Fee(s)                             0.25%            1.00%
      Other Expenses                                                      0.64%            0.64%
      Total Fund Operating Expenses                                       1.44%(4)         2.19%(4)


   (1) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge ("CDSC") is applicable to redemptions within 18 months of purchase. See "Distribution Arrangements."

   (2) The Contingent Deferred Sales Charge ("CDSC") imposed on Class B Shares if you sell your shares before a certain period of time has elapsed declines over six years starting with year one and ending in year seven as follows: 5.00%, 4.00%, 3.00%, 3.00%, 2.00%, 1.00%.

   (3) The Advisor has entered into a contractual agreement with the Fund to limit the Advisor's investment management fee for the Fund's current fiscal year to 0.55% of the Fund's average daily net assets. Without this fee waiver by the Advisor, the investment management fee for the Fund would have been 0.75% of the Fund's average daily net assets.


   (4) Without the Advisor's contractual agreement to waive a portion of its investment management fees, the "Total Fund Operating Expenses" for the Class A Shares would have been 1.64% and the "Total Fund Operating Expenses" for the Class B Shares would have been 2.39%.


                                                  EXPENSE EXAMPLE

                                                                                    1        3        5       10
                                                                                 YEAR    YEARS    YEARS    YEARS
                                                LARGE CAP GROWTH FUND
                                                CLASS A SHARES                   $615   $  949   $1,306   $2,310
                                                CLASS B SHARES
                                                  Assuming Redemption            $722   $1,026   $1,457   $2,525
                                                  Assuming no Redemption         $222   $  726   $1,257   $2,525



Use this table to compare fees
and expenses with those of other
Funds. It illustrates the amount
of fees and expenses you would
pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of
    each period
  - no changes in the Fund's operating expenses
  - reinvestment of dividends and distributions
Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

 [ICON]

   RISK/RETURN SUMMARY AND FUND EXPENSES             INCOME FUND

                            RISK/RETURN SUMMARY OF THE
                            SIGNAL INCOME FUND



    INVESTMENT OBJECTIVES             The Income Fund seeks current income consistent with the preservation of capital.

    PRINCIPAL                         The Fund normally invests at least 65% of its total assets in debt
    INVESTMENT STRATEGIES             securities of all types, including investment grade corporate bonds and U.S.
                                      Government bonds.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate with market
    INVESTMENT RISKS                  conditions and interest rates, so will the value of your investment in the
                                      Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.

    WHO MAY                           Consider investing in the Fund if you are:
    WANT TO INVEST?                     - looking to add a monthly income component to your portfolio
                                        - seeking higher potential returns than provided by money market funds
                                        - willing to accept the risks of price and dividend fluctuations
                                      This Fund will not be appropriate for someone:
                                        - investing emergency reserves
                                        - seeking safety of principal

   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


The chart and table on this page show how the Income Fund has performed. The bar chart shows the Fund's performance for the past calendar year. The table below it compares the Fund's performance (before and after taxes) over time since its inception on July 15, 2002 to that of the Lehman Brothers Intermediate Government/Credit Index(3).


The returns for Class B Shares will differ from the returns for Class A Shares because of the differences in expenses of each class.


PERFORMANCE BAR CHART AND TABLE(1)
TOTAL RETURN AS OF DECEMBER 31, 2003

FOR CLASS A SHARES

                                          [GRAPH]

2003                                                                             1.96%
----                                                                             ----

                                          Past performance does not indicate how
                                          the Fund will perform in the future.


                                          Best quarter:  Q2 2003      +1.78%


                                          Worst quarter: Q3 2003      -0.52%


                                                 AVERAGE ANNUAL TOTAL RETURNS
                                                 (for the periods ending
                                                 December 31, 2003)(4)


                                                                                 PAST       SINCE
                                                               FUND INCEPTION    YEAR     INCEPTION
                                                               ------------------------------------
 INCOME FUND                                                   July 15, 2002
  Class A Shares Return Before Taxes
  (includes maximum sales charge of 3.25%)                                       -1.33%      2.23%
  Class A Shares Return After Taxes on Distributions
  (includes maximum sales charge of 3.25%)(2)                                    -2.43%      0.80%
  Class A Shares Return After Taxes on Distributions
  and Sale of Fund Shares
  (includes maximum sales charge of 3.25%)(2)                                    -0.87%      1.07%
  Class B Shares Return Before Taxes
  (includes applicable contingent deferred sales charge)                         -2.25%      1.78%
                                                               ------------------------------------
 LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/ CREDIT INDEX(3)      July 15, 2002      4.30%      6.67%
---------------------------------------------------------------------------------------------------


The table assumes that shareholders redeem all their fund shares at the end of the period indicated.

(1) Both the chart and table assume reinvestment of dividends and distributions.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) A widely recognized, unmanaged index generally representative of the bond market as a whole. The index does not reflect the deduction of fees and expenses associated with a mutual fund or the impact of taxes.


(4) For the period January 1, 2004 through June 30, 2004, the aggregate (non-annualized) total return of the Fund (including maximum sales charge of 3.25%) was -0.47% versus -0.11% for the Lehman Brothers Intermediate Government/Credit Index.(3)

   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


   FEES AND EXPENSES
   This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund.


      SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)         A SHARES         B SHARES
      Maximum sales charge (load) imposed on purchases                    3.25%(1)          None
      Maximum deferred sales charge (load)                                 None            3.50%(2)
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      Management Fee(s)                                                   0.25%(3)         0.25%(3)
      Distribution and Service (12b-1) Fee(s)                             0.25%            1.00%
      Other Expenses                                                      0.48%            0.48%
      Total Fund Operating Expenses                                       0.98%(4)         1.73%(4)


   (1) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge ("CDSC") is applicable to redemptions within 18 months of purchase. See "Distribution Arrangements."

   (2) The Contingent Deferred Sales Charge ("CDSC") imposed on Class B Shares if you sell your shares before a certain period of time has elapsed declines over six years starting with year one and ending in year seven as follows: 3.50%, 3.00%, 2.50%, 2.50%, 2.00%, 1.00%.

   (3) The Advisor has entered into a contractual agreement with the Fund to limit the Advisor's investment management fee for the Fund's current fiscal year to 0.25% of the Fund's average daily net assets. Without this fee waiver by the Advisor, the investment management fee for the Fund would have been 0.50% of the Fund's average daily net assets.


   (4) Without the Advisor's contractual agreement to waive a portion of its investment management fees, the "Total Fund Operating Expenses" for the Class A Shares would have been 1.23% and the "Total Fund Operating Expenses" for the Class B Shares would have been 1.98%.

                                                EXPENSE EXAMPLE


                                                                                    1      3         5       10
                                                                                 YEAR   YEARS    YEARS    YEARS
                                                INCOME FUND
                                                CLASS A SHARES                   $422   $679    $  955   $1,744
                                                CLASS B SHARES
                                                  Assuming Redemption            $526   $847    $1,244   $2,092
                                                  Assuming no Redemption         $176   $597    $1,044   $2,092



Use this table to compare fees
and expenses with those of other
Funds. It illustrates the amount
of fees and expenses you would
pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of
    each period
  - no changes in the Fund's operating expenses
  - reinvestment of dividends and distributions
Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

 [ICON]

   RISK/RETURN SUMMARY AND FUND EXPENSES                  TAX-EXEMPT INCOME FUND

                            RISK/RETURN SUMMARY OF THE
                            SIGNAL TAX-EXEMPT INCOME FUND



    INVESTMENT OBJECTIVES             The Tax-Exempt Income Fund seeks current income exempt from federal income tax.

    PRINCIPAL                         The Fund invests primarily in municipal obligations, the interest on which
    INVESTMENT STRATEGIES             is exempt from federal income tax.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate with market
    INVESTMENT RISKS                  conditions and interest rates, so will the value of your investment in the
                                      Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.

    WHO MAY                           Consider investing in the Fund if you are:
    WANT TO INVEST?                     - looking to add a monthly tax-exempt income component to your portfolio
                                        - willing to accept risks of price and dividend fluctuations
                                      This Fund will not be appropriate for someone:
                                        - investing emergency reserves
                                        - seeking safety of principal

   RISK/RETURN SUMMARY AND FUND EXPENSES           TAX-EXEMPT INCOME FUND


The chart and table on this page show how the Tax-Exempt Income Fund has performed. The bar chart shows the Fund's performance for the past calendar year. The table below it compares the Fund's performance (before and after taxes) over time since its inception on July 15, 2002 to that of the Lehman Brothers 7-Year Municipal Bond Index(3).


The returns for Class B Shares will differ from the returns for Class A Shares because of the differences in expenses of each class.


PERFORMANCE BAR CHART AND TABLE(1)
TOTAL RETURN AS OF DECEMBER 31, 2003

FOR CLASS A SHARES

                                          [GRAPH]

2003                                                                             4.39%
----                                                                             ----

                                          Past performance does not indicate how
                                          the Fund will perform in the future.


                                          Best quarter:  Q2 2003      +2.40%


                                          Worst quarter: Q3 2003      -0.14%


                                                 AVERAGE ANNUAL TOTAL RETURNS
                                                 (for the periods ending
                                                 December 31, 2003)(4)


                                                                                 PAST       SINCE
                                                               FUND INCEPTION    YEAR     INCEPTION
                                                               ------------------------------------
 TAX-EXEMPT INCOME FUND                                        July 15, 2002
  Class A Shares Return Before Taxes
  (includes maximum sales charge of 3.25%)                                        1.00%      3.07%
  Class A Shares Return After Taxes on Distributions
  (includes maximum sales charge of 3.25%)(2)                                     0.94%      2.99%
  Class A Shares Return After Taxes on Distributions
  and Sale of Fund Shares
  (includes maximum sales charge of 3.25%)(2)                                     1.87%      3.12%
  Class B Shares Return Before Taxes
  (includes applicable contingent deferred sales charge)                          0.11%      2.61%
                                                               ------------------------------------
 LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX(3)                July 15, 2002      5.44%      6.40%
---------------------------------------------------------------------------------------------------


The table assumes that shareholders redeem all their fund shares at the end of the period indicated.

(1) Both the chart and table assume reinvestment of dividends and distributions.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


(3) A widely recognized, unmanaged index generally representative of investment grade fixed rate debt obligations issued by state and local government entities, with maturities of no more than seven years. The index does not reflect the deduction of fees and expenses associated with a mutual fund or the impact of taxes.



(4) For the period January 1, 2004 through June 30, 2004, the aggregate (non-annualized) total return of the Fund (including maximum sales charge of 3.25%) was -4.25% versus 2.05% for the Lehman Brothers 7-Year Municipal
Bond Index.(3)

   RISK/RETURN SUMMARY AND FUND EXPENSES           TAX-EXEMPT INCOME FUND


   FEES AND EXPENSES
   This table describes the fees and expenses that you may pay if you buy and hold shares of the Tax-Exempt Income Fund.


      SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)         A SHARES         B SHARES

      Maximum sales charge (load) imposed on purchases                    3.25%(1)          None
      Maximum deferred sales charge (load)                                 None            3.50%(2)
      ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
      FROM FUND ASSETS)
      Management Fee(s)                                                   0.10%(3)         0.10%(3)
      Distribution and Service (12b-1) Fee(s)                             0.25%            1.00%
      Other Expenses                                                      0.83%            0.83%
      Total Fund Operating Expenses                                       1.18%(4)         1.93%(4)


   (1) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge ("CDSC") is applicable to redemptions within 18 months of purchase. See "Distribution Arrangements."

   (2) The Contingent Deferred Sales Charge ("CDSC") imposed on Class B Shares if you sell your shares before a certain period of time has elapsed declines over six years starting with year one and ending in year seven as follows: 3.50%, 3.00%, 2.50%, 2.50%, 2.00%, 1.00%.

   (3) The Advisor has entered into a contractual agreement with the Fund to limit the Advisor's investment management fee for the Fund's current fiscal year to 0.10% of the Fund's average daily net assets. Without this fee waiver by the Advisor, the investment management fee for the Fund would have been 0.50% of the Fund's average daily net assets.


   (4) Without the Advisor's contractual agreement to waive a portion of its investment management fees, the "Total Fund Operating Expenses" for the Class A Shares would have been 1.58% and the "Total Fund Operating Expenses" for the Class B Shares would have been 2.33%.

                                                  EXPENSE EXAMPLE


                                                                                    1      3          5        10
                                                                                 YEAR   YEARS     YEARS     YEARS
                                                TAX-EXEMPT INCOME FUND
                                                CLASS A SHARES                   $441   $770     $1,121    $2,110
                                                CLASS B SHARES
                                                  Assuming Redemption            $546   $939     $1,409    $2,447
                                                  Assuming no Redemption         $196   $689     $1,209    $2,447



Use this table to compare fees
and expenses with those of other
Funds. It illustrates the amount
of fees and expenses you would
pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of
    each period
  - no changes in the Fund's operating expenses
  - reinvestment of dividends and distributions
Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

 [ICON]
                                                               TAX-EXEMPT

   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND

                            RISK/RETURN SUMMARY OF THE
                            SIGNAL TAX-EXEMPT MONEY MARKET FUND


    INVESTMENT OBJECTIVES             The Tax-Exempt Money Market Fund seeks current income exempt from federal income tax consistent with the preservation of capital. The Fund seeks to maintain a stable net asset value of $1.00 per share.

    PRINCIPAL                         The Fund invests in high quality tax-exempt money market instruments which
    INVESTMENT STRATEGIES             have remaining maturities of 397 calendar days or less and the weighted average maturity of the Fund's investments must be 90 days or less.

    PRINCIPAL                         An investment in the Fund is not a deposit of, or guaranteed or endorsed by
    INVESTMENT RISKS                  Old National Trust Company or any of its affiliates and is not issued or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - are seeking tax-exempt current income and the preservation of capital
                                        - have a low risk tolerance
                                        - are investing for a short-term purpose and are willing to accept lower potential returns in exchange for a high degree of safety
                                      This Fund will not be appropriate for someone:
                                        - investing for a long-term goal or for retirement
                                        - seeking a high total return

                                      Shares of the Tax-Exempt Money Market Fund are not currently being offered.

                                                               TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


   FEES AND EXPENSES
   This table describes the fees and expenses that you may pay if you buy and hold shares of the Tax-Exempt Money Market Fund.

      SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)         A SHARES         B SHARES
      Maximum sales charge (load) imposed on purchases                     None             None
      Maximum deferred sales charge (load)                                 None            3.50%(1)
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      Management Fee(s)                                                   0.05%(2)         0.05%(2)
      Distribution and Service (12b-1) Fee(s)                             0.25%            1.00%
      Other Expenses                                                      0.43%(3)         0.43%(3)
      Total Fund Operating Expenses                                       0.73%(4)         1.48%(4)

   (1) The Contingent Deferred Sales Charge ("CDSC") imposed on Class B shares if you sell your shares before a certain period of time has elapsed declines over six years starting with year one and ending in year seven as follows: 3.50%, 3.00%, 2.50%, 2.50%, 2.00%, 1.00%.

   (2) The Advisor has entered into a contractual agreement with the Fund to limit the Advisor's investment management fee for the Fund's current fiscal year to an amount not to exceed 0.05% of the Fund's average daily net assets. Without this fee waiver by the Advisor, the investment management fee for the Fund would have been 0.10% of the Fund's average daily net assets.

   (3) "Other Expenses" are estimated for the Fund's initial period of investment operations.

   (4) Without the Advisor's contractual agreement to waive a portion of its investment management fees, the "Total Fund Operating Expenses" for the Class A Shares would have been 0.78% and the "Total Fund Operating Expenses" for the Class B Shares would have been 1.53%.

                                                EXPENSE EXAMPLE

                                                                                    1 YEAR        3 YEARS
                                                TAX-EXEMPT MONEY MARKET FUND
                                                CLASS A SHARES                       $ 75          $244
                                                CLASS B SHARES
                                                  Assuming Redemption                $501          $728
                                                  Assuming no Redemption             $151          $478

Use this table to compare fees
and expenses with those of other
Funds. It illustrates the amount
of fees and expenses you would
pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of
    each period
  - no changes in the Fund's operating expenses
  - reinvestment of dividends and distributions
Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

 [ICON]

   RISK/RETURN SUMMARY AND FUND EXPENSES                       MONEY MARKET FUND

                            RISK/RETURN SUMMARY OF THE
                            SIGNAL MONEY MARKET FUND



    INVESTMENT OBJECTIVES             The Money Market Fund seeks current income consistent with the preservation of capital. The Fund seeks to maintain a stable net asset value of $1.00 per share.

    PRINCIPAL                         The Fund invests in high quality money market instruments which have
    INVESTMENT STRATEGIES             remaining maturities of 397 calendar days or less and the weighted average maturity of the Fund's investments must be 90 days or less.

    PRINCIPAL                         The yield paid by the Fund will vary with changes in interest rates. The
    INVESTMENT RISKS                  value of your investment may decline if an issuer fails to pay interest or repay principal on its obligation or if the other party to a repurchase agreement fails to fulfill its obligations under the agreement.

                                      An investment in the Fund is not a deposit of, or guaranteed or endorsed by
                                      Old National Trust Company or any of its affiliates and is not issued or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - are seeking current income and the preservation of capital
                                        - have a low risk tolerance
                                        - are investing for a short-term purpose and are willing to accept lower potential returns in exchange for a high degree of safety
                                      This Fund will not be appropriate for someone:
                                        - investing for a long-term goal or for retirement
                                        - seeking a high total return

    FUND                              Class A Shares and Class B Shares of the Money Market Fund are not currently
    PERFORMANCE                       being offered, and therefore, fund performance information is not yet presented.

   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


   FEES AND EXPENSES
   This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.


      SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)         A SHARES         B SHARES
      Maximum sales charge (load) imposed on purchases                     None             None
      Maximum deferred sales charge (load)                                 None           3.50%(1)
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      Management Fee(s)                                                   0.05%(2)         0.05%(2)
      Distribution and Service (12b-1) Fee(s)                             0.25%            1.00%
      Other Expenses                                                      0.49%            0.49%
      Total Fund Operating Expenses                                       0.79%(3)         1.54%(3)


   (1) The Contingent Deferred Sales Charge ("CDSC") imposed on Class B shares if you sell your shares before a certain period of time has elapsed declines over six years, starting with year one and ending in year seven, as follows: 3.50%, 3.00%, 2.50%, 2.50%, 2.00%, 1.00%.

   (2) The Advisor has entered into a contractual agreement with the Fund to limit the Advisor's investment management fee for the Fund's current fiscal year to an amount not to exceed 0.05% of the Fund's average daily net assets. Without this fee waiver by the Advisor, the investment management fee for the Fund would have been 0.10% of the Fund's average daily net assets.


   (3) Without the Advisor's contractual agreement to waive a portion of its investment management fees, the "Total Fund Operating Expenses" for the Class A Shares would have been 0.84% and the "Total Fund Operating Expenses" for the Class B Shares would have been 1.59%.


                                                EXPENSE EXAMPLE


                                                                                    1      3         5       10
                                                                                 YEAR   YEARS    YEARS    YEARS
                                                MONEY MARKET FUND
                                                CLASS A SHARES                   $ 81   $263    $  461   $1,033
                                                CLASS B SHARES
                                                  Assuming Redemption            $507   $747    $1,061   $1,684
                                                  Assuming no Redemption         $157   $497    $  861   $1,684



Use this table to compare fees
and expenses with those of other
Funds. It illustrates the amount
of fees and expenses you would
pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of
    each period
  - no changes in the Fund's operating expenses
  - reinvestment of dividends and distributions
Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

 [ICON]

   INVESTMENT OBJECTIVES AND STRATEGIES



   SIGNAL LARGE CAP GROWTH FUND
   INVESTMENT OBJECTIVE

   The investment objective of the Large Cap Growth Fund is to seek capital appreciation.

   POLICIES AND STRATEGIES

   The Advisor pursues the Fund's investment objective by investing in a diversified portfolio of equity securities of large capitalization companies. For these purposes, the Advisor deems issuers with market capitalizations in excess of $5 billion to be large capitalization companies. The Advisor seeks investments in issuers that demonstrate superior sales and earnings growth rates, improving profitability, or above-average growth relative to their current market valuations.

   Consistent with the Large Cap Growth Fund's investment objective, the Fund:

        - invests substantially all, but in no event less than 80%, of its net assets in U.S. domestic equity securities of large capitalization companies


        - invests in the following types of equity securities: common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, warrants and any rights to purchase common stocks


        - may engage in short sales against the box

        - may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

        - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

        - may invest up to 20% of its total assets in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

        - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

        - may engage in options transactions

        - may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

        - may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income

        - may purchase securities on a when-issued or delayed basis in which a security's price and yield are fixed on a specific date but payment and delivery are scheduled for a future date beyond the standard settlement period

        - may invest in other investment companies

   In the event that the Advisor determines that current market conditions are not suitable for the Fund's typical investments, the Advisor may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements.

   INVESTMENT OBJECTIVES AND STRATEGIES




   SIGNAL INCOME FUND

   INVESTMENT OBJECTIVE

   The investment objective of the Income Fund is to seek current income consistent with the preservation of capital.

   POLICIES AND STRATEGIES

   The Fund invests primarily in debt securities of all types, including investment grade bonds and U.S. Government bonds.

   Consistent with the Income Fund's investment objective, the Fund:

        - invests substantially all, but in no event less than 65%, of its total assets in debt securities

        - invests in fixed income securities consisting of bonds, fixed income preferred stocks, debentures, notes, zero-coupon securities, mortgage-related and other asset-backed securities, state municipal or industrial revenue bonds, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, debt securities convertible into, or exchangeable for, common stocks, foreign debt securities, guaranteed investment contracts, income participation loans, first mortgage loans and participation certificates in pools of mortgages issued or guaranteed by agencies or instrumentalities of the U.S. Government

        - invests only in debt securities which are rated at the time of purchase within the four highest rating categories assigned by one or more nationally recognized statistical rating organizations (NRSROs) or, if unrated, which the Advisor deems to be of comparable quality.

        - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

        - may engage in options transactions

        - may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

        - may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income

        - may purchase securities on a when-issued or delayed-delivery basis in which a security's price and yield are fixed on a specific date but payment and delivery are scheduled for a future date beyond the standard settlement period

        - may invest in other investment companies

   In the event that the Advisor determines that current market conditions are not suitable for the Fund's typical investments, the Advisor may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements.

   INVESTMENT OBJECTIVES AND STRATEGIES




   SIGNAL TAX-EXEMPT INCOME FUND

   INVESTMENT OBJECTIVE

   The primary investment objective of the Tax-Exempt Income Fund is to seek current income exempt from federal income tax.

   POLICIES AND STRATEGIES

   The Fund invests primarily in municipal obligations, the interest on which is exempt from federal income tax.

   Consistent with the Tax-Exempt Income Fund's investment objective, the Fund:

        - invests substantially all, but in no event less than 80%, of its net assets in tax-exempt securities

        - invests only in debt securities which are rated at the time of purchase within the four highest rating categories assigned by one or more nationally recognized statistical rating organizations (NRSROs) or, if unrated, which the Advisor deems to be of comparable quality

        - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

        - may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts

        - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

        - may engage in options transactions

        - may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

        - may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income

        - may invest in other investment companies

   In the event that the Advisor determines that current market conditions are not suitable for the Fund's typical investments, the Advisor may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements.

   INVESTMENT OBJECTIVES AND STRATEGIES




   SIGNAL TAX-EXEMPT MONEY MARKET FUND

   INVESTMENT OBJECTIVE

   The investment objective of the Tax-Exempt Money Market Fund is to seek tax-exempt current income consistent with the preservation of capital. The Fund seeks to maintain a stable net asset value of $1.00 per share.

   POLICIES AND STRATEGIES

   The Fund invests in high quality tax-exempt instruments which have remaining maturities of 397 calendar days or less and the weighted average maturity of the Fund's investments must be 90 days or less.

   Consistent with the Tax-Exempt Money Market Fund's investment objective, the
   Fund:

        - invests at least 80% of its net assets in tax-exempt obligations

        - may invest in tax-exempt commercial paper, variable rate demand notes, short-term municipal obligations and tax, revenue and bond anticipation notes

        - may engage in options transactions

        - may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

        - may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income

        - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

        - may purchase securities on a when-issued or delayed-delivery basis in which a security's price and yield are fixed on a specific date but payment and delivery are scheduled for a future date beyond the standard settlement period

        - may invest in other investment companies

   In the event that the Advisor determines that current market conditions are not suitable for the Fund's typical investments, the Advisor may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in investments that are not part of its principal investment strategy, including cash (which will not earn any income).

   INVESTMENT OBJECTIVES AND STRATEGIES




   SIGNAL MONEY MARKET FUND

   INVESTMENT OBJECTIVE

   The investment objective of the Money Market Fund is to seek current income consistent with the preservation of capital. The Fund seeks to maintain a stable net asset value of $1.00 per share.

   POLICIES AND STRATEGIES

   The Fund invests in high quality money market instruments which have remaining maturities of 397 calendar days or less and the weighted average maturity of the Fund's investments must be 90 days or less.

   Consistent with the Money Market Fund's investment objective, the Fund:

        - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

        - may invest in short-term corporate obligations, such as commercial paper, notes and bonds

        - may invest in negotiable certificates of deposit, time deposits and bankers' acceptances issued by U.S. banks and U.S. branches of foreign banks

        - may invest in other debt obligations such as master demand notes, short-term funding agreements, variable and floating rate securities and private placement investments

        - may engage in options transactions

        - may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

        - may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income

        - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

        - may invest in other investment companies

   In the event that the Advisor determines that current market conditions are not suitable for the Fund's typical investments, the Advisor may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in investments that are not part of its principal investment strategy including cash (which will not earn any income).

   INVESTMENT OBJECTIVES AND STRATEGIES




   INVESTMENT RISKS

   RISK FACTORS: ALL FUNDS

   An investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested.

   Generally, the Funds will be subject to the following risks:

   EQUITY RISK: The value of the equity securities held by the Large Cap Growth Fund, and thus of the Fund's shares, can fluctuate-at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. The fact that the Advisor follows a specific discipline can provide no assurance against a decline in the value of the Fund's shares.

   MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Funds' performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions.

   FOREIGN SECURITIES RISK: Investments in securities of non-U.S. issuers have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Fund, less regulation, less information, currency fluctuations and interruptions in currency flow. Investments in foreign securities also entail higher costs. The Fund's investments in foreign securities may be in the form of sponsored or unsponsored depositary receipts, such as American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"). Ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security, and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of the receipts.

   INTEREST RATE RISK: Interest rate risk refers to the risk that the value of the Funds' fixed income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

   CREDIT RISK: Credit risk refers to the risk related to the credit quality of the issuer of a security held in a Fund's portfolio. The Funds could lose money if the issuer of a security is unable to meet its financial obligations.

   Investments in the Funds are not deposits of Old National Trust Company or any of its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government agency.

 [LOGO]

   SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES
   ----------------------------------------
   HOW NAV IS CALCULATED
   The NAV is calculated by
   adding the total value of a
   Fund's investments and
   other assets, subtracting
   its liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:



              NAV =
   Total Assets - Liabilities
   --------------------------
        Number of Shares
           Outstanding



   You may find each Fund's
   NAV daily in certain
   newspapers.

   ---------------------------

Per share net asset value (NAV) for each of the Variable NAV Funds is determined and their shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange and the Federal Reserve Bank of Chicago are open for business and at 2:00 p.m. Eastern time in the case of each of the Money Market Funds.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund plus any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price.

Each Variable NAV Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Funds' Trustees. Each of the Money Market Funds value their securities using amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

   PURCHASING AND ADDING TO YOUR SHARES

You may purchase the Funds
through the Distributor or
through investment
representatives, who may
charge fees and may require
higher minimum investments or
impose other limitations on
buying and selling shares. If
you purchase shares through an
investment representative,
that party is responsible for
transmitting orders by close
of business and may have an
earlier cut-off time for
purchase and sale requests.
Consult your investment
representative for specific
information.

                                                                                  MINIMUM           MINIMUM
                                                                                  INITIAL          SUBSEQUENT
                                                         ACCOUNT TYPE            INVESTMENT        INVESTMENT
                                                   Regular
                                                   (non-retirement)                $1,000             $25
                                                   ----------------------------------------------------------
                                                   Retirement                      $1,000             $25
                                                   ----------------------------------------------------------
                                                   Automatic Investment
                                                   Plan Regular                    $   25             $25
                                                   ----------------------------------------------------------
                                                   Automatic Investment
                                                   Plan Retirement                 $  250             $25

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, starter checks, traveler's checks, money orders, cash and credit card convenience checks are not accepted.

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED
   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   BY REGULAR MAIL

   Initial Investment:
   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check or certified check payable to "[name of Fund]."

   3. Mail to: The Signal Funds, P.O. Box 182094, Columbus, OH 43218-2094

   Subsequent:
   1. Use the investment slip attached to your account statement. Or, if unavailable,

   2. Include the following information on a piece of paper:
      - Fund name
      - Amount invested
      - Account name
      - Account number
      Include your account number on your check.

   3. Mail to: The Signal Funds, P.O. Box 182094, Columbus, OH 43218-2094

   BY OVERNIGHT SERVICE

   SEE INSTRUCTIONS 1-2 ABOVE FOR SUBSEQUENT INVESTMENTS.

   4. Send to: The Signal Funds,
      Attn: Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219.

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   Please call 1-888-426-9709 for instructions on opening an account or purchasing additional shares by wire transfer.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   You can add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time with 60 days notice.

   AUTOMATIC INVESTMENT PLAN

   You can make automatic investments in the Funds from your bank account. Automatic investments can be as little as $25, once you've invested the $25 minimum required to open the account.

   To invest regularly from your bank account:

   Complete the Automatic Investment Plan portion on your Account Application.
     Make sure you note:
      - Your bank name, address and ABA number

      - Your checking or savings account number

      - The amount you wish to invest automatically (minimum $25)

      - How often you want to invest (monthly or quarterly)

      - Attach a voided personal check or savings deposit slip.

   -----------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. Capital gains are distributed at least annually.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION AND MAY BE SUBJECT TO INCOME TAX.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION

   SELLING YOUR SHARES

   INSTRUCTIONS FOR SELLING SHARES
   You may sell your shares at any       WITHDRAWING MONEY FROM YOUR FUND
   time. Your sales price will be        INVESTMENT
   the next NAV after your sell          As a mutual fund shareholder, you are
   order is received by the Fund,        technically selling shares when you
   its transfer agent, or your           request a withdrawal in cash. This is
   investment representative.            also known as redeeming shares or a
   Normally you will receive your        redemption of shares.
   proceeds within a week after
   your request is received. See
   section on "General Policies on
   Selling Shares" below.

   BY TELEPHONE (unless you have declined telephone sales privileges)
   1. Call 1-888-426-9709 with instructions as to how you wish to receive your funds (check, wire, electronic transfer).

   BY MAIL
   1. Call 1-888-426-9709 to request redemption forms or write a letter of instruction indicating:
      - your Fund and account number
      - amount you wish to redeem
      - address where your check should be sent
      - account owner signature

   2. Mail to: The Signal Funds, P.O. Box 182094 Columbus, OH 43218-2094

   BY OVERNIGHT SERVICE
   SEE INSTRUCTION 1 ABOVE UNDER "BY MAIL."
   2. Send to: The Signal Funds, Attn: Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219

   WIRE TRANSFER
   You must indicate this option on your application.

   The Fund may charge a wire transfer fee.
   Note: Your financial institution may also charge a separate fee.

   Call 1-888-426-9709 to request a wire transfer.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   CHECK WRITING (MONEY MARKET FUND -- CLASS A SHARES ONLY)
   You may write checks in amounts of $100 or more on your account in the Money Market Fund. To obtain checks, complete the signature card section of the Account Application or contact the Funds to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. You may not close your Money Market Fund account by writing a check.

   AUTOMATIC WITHDRAWAL PLAN
   You can receive automatic payments from your account on a monthly or quarterly basis. The minimum withdrawal is $100. To activate this feature:
     - Make sure you've checked the appropriate box and completed the Automatic Withdrawal section of the Account Application. Or call 1-888-426-9709.
     - Include a voided personal check.
     - Your account must have a value of $5,000 or more to start withdrawals.
     - If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

   SHAREHOLDER INFORMATION




   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemptions in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").

   2. Redemption requests requiring a signature guarantee. Signature guarantees are required in the following situations:
      - Your account address has changed within the last 10 business days
      - The check is not being mailed to the address on your account
      - The check is not being made payable to the owner(s) of the account
      - The redemption proceeds are being transferred to another Fund account with a different registration
      - The redemption proceeds are being wired to bank instructions currently not on your account

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, which are members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Program) or SEMP (Stock Exchanges Medallion Program), but not from a notary public. Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a federal funds wire.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

   REDEMPTION IN KIND

   The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund's operations (for example, more than 1% of the Fund's net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.
 26

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks are returned and marked as "undeliverable" or remain uncashed for six months, your account may be changed automatically so that all future distributions are reinvested in your account.

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   This section describes the sales charges and fees you will pay as an investor in the Funds and ways to qualify for reduced sales charges.

                              CLASS A SHARES                         CLASS B SHARES
     Sales Charge (Load)      Front-end sales charge; reduced        No front-end sales charge. A
                              sales charges available.               contingent deferred sales charge
                                                                     (CDSC) may be imposed on shares
                                                                     redeemed within seven years after
                                                                     purchase; shares automatically
                                                                     convert to Class A Shares after 8
                                                                     years. Maximum investment is
                                                                     $250,000.
    ---------------------------------------------------------------------------------------------------
     Distribution and         Subject to annual distribution and     Subject to annual distribution and
     Service (12b-1) Fee      shareholder servicing fees of up       shareholder servicing fees of up
                              to .25% of the Fund's total            to 1.00% of the Fund's assets.
                              assets.
    ---------------------------------------------------------------------------------------------------
     Fund Expenses            Lower annual expenses than Class B     Higher annual expenses than Class
                              shares.                                A shares.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   CALCULATION OF SALES CHARGES

   CLASS A SHARES

   Class A shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

   The current sales charge rates for the Large Cap Growth Fund, Tax-Exempt Income Fund and Income Fund are as follows:

                                                                                   INCOME FUND AND TAX-EXEMPT
                                                  LARGE CAP GROWTH FUND                   INCOME FUND
                                              SALES CHARGE     SALES CHARGE      SALES CHARGE     SALES CHARGE
                      YOUR                     AS A % OF         AS A % OF        AS A % OF         AS A % OF
                   INVESTMENT                OFFERING PRICE   YOUR INVESTMENT   OFFERING PRICE   YOUR INVESTMENT
      Less than $25,000                           4.75%            4.99%             3.25%            3.36%
      $25,000 but less than $100,000              4.50%            4.71%             3.00%            3.09%
      $100,000 but less than $250,000             3.50%            3.63%             2.75%            2.83%
      $250,000 but less than $500,000             2.50%            2.56%             2.25%            2.30%
      $500,000 but less than $1,000,000           1.00%            1.01%             2.00%            2.04%
      $1,000,000 and above(1)                     None             None              None             None

   (1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first 18 months after purchase of the Large Cap Growth Fund or up to 0.75% if redeemed in the first 18 months after purchase of the Income Fund or the Tax-Exempt Income Fund.

   CLASS B SHARES

   Class B shares of the Funds are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares of a Fund before the seventh anniversary of purchase, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

                                                   CDSC AS A % OF DOLLAR
    YEARS SINCE PURCHASE                          AMOUNT SUBJECT TO CHARGE
    ----------------------------------------------------------------------------------------------
                           LARGE CAP       INCOME FUND, TAX-EXEMPT INCOME FUND, MONEY MARKET FUND
                          GROWTH FUND                 AND TAX-EXEMPT MONEY MARKET FUND
    ----------------------------------------------------------------------------------------------
              1              5.00%                                  3.50%
              2              4.00%                                  3.00%
              3              3.00%                                  2.50%
              4              3.00%                                  2.50%
              5              2.00%                                  2.00%
              6              1.00%                                  1.00%
         more than 7          None                                   None

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

   CONVERSION FEATURE -- CLASS B SHARES

   - Class B Shares automatically convert to Class A Shares of the same Fund after eight years from the end of the month of the original purchase.

   - After conversion, your shares will be subject to lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

   - You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

   - If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares. The dollar value of the Class A Shares you receive will equal the dollar value of the Class B Shares converted.

   SALES CHARGE REDUCTIONS

   Reduced sales charges for Class A shares are available to shareholders with investments of $25,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

   LETTER OF INTENT -- You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

   RIGHTS OF ACCUMULATION -- When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

   SALES CHARGE WAIVERS

   The sales charge will not apply to purchases of Class A shares by:

   (1) BISYS or any of its affiliates;

   (2) Trustees or officers of the Funds;

   (3) directors or officers of BISYS or the Adviser, or affiliates or bona fide full-time employees of any of the foregoing who have acted as such for not less than 90 days (including members of their immediate families and their retirement plans or accounts);

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   (4) retirement accounts or plans (or monies from retirement accounts or plans) for which there is a written service agreement between the Group or Distributor and the plan sponsors, so long as such shares are purchased through the Funds;

   (5) any person purchasing shares within approved asset allocation or "wrap fee" programs sponsored by a financial services organization; or

   (6) accounts for which the Adviser or any of its affiliates act in a fiduciary, advisory, agency or similar capacity.

   The sales charge also does not apply to shares sold to representatives of selling brokers and members of their immediate families.

   The CDSC applicable to Class B Shares may be waived under certain circumstances, including the following:

   (1) Redemptions from accounts following the death or disability of the shareholder;

   (2) Returns of excess contributions to retirement plans;

   (3) Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation; and

   (4) Redemptions from accounts where the redemption represents a minimum required distribution from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2.

   The Distributor and the Adviser, at their expense, may provide compensation to dealers in connection with sales of Shares of the Funds. Shares sold subject to the waiver of the Contingent Deferred Sales Charge are not eligible for the payment of such compensation.

   REINSTATEMENT PRIVILEGE

   If you have sold Class A shares and decide to reinvest in a Fund within a 120 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 120 days of the date your instructions to sell were processed.

   DISTRIBUTION AND SERVICE (12b-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of a Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     - The 12b-1 fees vary by share class as follows:
     - Class A shares pay a 12b-1 fee of up to .25% of the average daily net assets of a Fund.
     - Class B shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class B shares to be higher and dividends to be lower than for Class A shares.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

  - The higher 12b-1 fee on Class B shares, together with the CDSC, help the Distributor sell Class B shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.
  - The Distributor may use up to .25% of the 12b-1 fee for shareholder servicing and up to .75% for distribution.

   Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.



   EXCHANGING YOUR SHARES

   You can exchange your shares in one Fund for shares of another Signal Fund in the same class. No transaction fees are charged for exchanges, however, if you exchange Class A Shares between Funds with different sales charges you will pay the difference in the sales charge.
   You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to The Signal Funds, 3435 Stelzer Road, Columbus OH 43219, or by calling 1-888-426-9709. Please provide the following information:

     - Your name and telephone number
     - The exact name on your account and account number
     - Taxpayer identification number (usually your Social Security number)
     - Dollar value or number of shares to be exchanged
     - The name of the Fund from which the exchange is to be made
     - The name of the Fund into which the exchange is being made

   See "Selling Your Shares" for important information about telephone transactions.

   NOTES ON EXCHANGES

     - The registration and tax identification numbers of the two accounts must be identical.

     - The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.


   To minimize potential harm to the Funds and their shareholders, the Funds reserve the right to reject, in their sole discretion, any purchase order (including an exchange from another Fund) from any investor believed to have a history of abusive trading or whose trading, in the judgment of the Funds, has been or may be disruptive to a Fund. In making this judgment, the Funds may consider trading done in multiple accounts under common ownership or control.

   SHAREHOLDER INFORMATION




   SIGNAL INDIVIDUAL RETIREMENT ACCOUNT ("IRA")



   A Signal IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement programs. A Signal IRA contribution may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

   The Signal Funds offer traditional, Roth, Coverdell, SIMPLE and SEP IRAs.

   All Signal IRA distribution requests must be made in writing to The Signal Funds. Any additional deposits to a Signal IRA must distinguish the type and year of the contribution.

   For more information on a Signal IRA call the Funds at 1-888-426-9709. Shareholders are advised to consult a tax advisor regarding IRA contribution and withdrawal requirements and restrictions.



   DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends on the Funds (other than the Large Cap Growth Fund) are usually paid monthly. Dividends on the Large Cap Growth Fund are paid quarterly. Capital gains for all Funds are distributed at least annually.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

   Dividends are taxable as ordinary income. Taxation on capital gains will vary with the length of time the Fund has held the security -- not how long the shareholder has been in the Fund.

   Dividends are taxable in the year they are paid or credited to your account. However, dividends declared in October, November or December to shareholders of record in such a month and paid by January 31st are taxable on December 31st of the year they are declared.

   SHAREHOLDER INFORMATION


   DIVIDENDS, DISTRIBUTIONS AND TAXES
   CONTINUED


   Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales on or after May 6, 2003 and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Funds are generally taxed to individual taxpayers:


  - Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

  - Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

  - A shareholder will also have to satisfy a greater than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

  - Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.


   You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.


   Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax advisor about the federal, state and local tax consequences in your particular circumstances.

   The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

 [ICON]

   FUND MANAGEMENT



   THE INVESTMENT ADVISOR
   Signal Capital Management, Inc. (the "Advisor"), 420 Main Street, Evansville, Indiana 47708, is the investment advisor for each Fund. The Advisor is a wholly owned subsidiary of Old National Trust Company. Old National Trust Company is a subsidiary corporation of Old National Bancorp, the largest multi-bank holding company headquartered in Indiana. Old National Trust Company has provided trust services for over 83 years and with its affiliates manages over $5 billion in client assets.

   The Advisor has retained Mercantile Capital Advisors, Inc. ("Mercantile"), Two Hopkins Plaza, Baltimore, Maryland 21201, to serve as sub-investment advisor to the Money Market Fund and the Tax-Exempt Money Market Fund. Mercantile and its predecessors have been in the business of managing the investments of fiduciary and other accounts since 1864.


   The Advisor makes the day-to-day investment decisions for the Large Cap Growth Fund, Tax-Exempt Income Fund, and the Income Fund and oversees Mercantile's investments for the Money Market Fund and the Tax-Exempt Money Market Fund. In addition, the Advisor continuously reviews, supervises and administers each Fund's investment programs. For these advisory services, the Funds paid the following fees during the fiscal year ended March 31, 2004 after the imposition of certain contractual fee waivers by the Advisor of its advisory fees:


                                                                                   AS A
                                                                               PERCENTAGE OF
                                                                            AVERAGE NET ASSETS*
                                                                      ------------------------------
                 Large Cap Growth Fund                                             0.55%
                                                                      ------------------------------
                 Tax-Exempt Income Fund                                            0.10%
                                                                      ------------------------------
                 Income Fund                                                       0.25%
                                                                      ------------------------------
                 Money Market Fund                                                 0.05%
                                                                      ------------------------------
                 Tax-Exempt Money Market Fund                                      0.05%
                -------------------------------------------------------------------------------------

           * Without the imposition of these contractual fee waivers by the Advisor, total advisory fees for the Funds on an annual basis are 0.75% for the Large Cap Growth Fund, 0.50% for the Tax-Exempt Income Fund and the Income Fund and 0.10% for the Money Market Fund and the Tax-Exempt Money Market Fund.

   PORTFOLIO MANAGERS

   The Advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the Large Cap Growth Fund are:

    JOHN C. SILLETTO                  President and Chief Investment Officer of Signal Capital
                                      Management, Inc., Indiana University, B.S. (1986); Signal
                                      Capital Management, Inc. (2002-present); Old National Trust
                                      Company (1996-2002); BlueSill, Inc. (1994-1996); NBD Bank,
                                      N.A. (1987-1994)

   FUND MANAGEMENT


   PORTFOLIO MANAGERS

   CONTINUED

    STEPHEN A. KECK, CFA              Senior Vice President and Chief Investment Strategist of
                                      Signal Capital Management, Inc., Purdue University, B.S.
                                      (1979); Michigan State University, M.B.A. (1980) Signal
                                      Capital Management, Inc. (2002-present); Old National Trust
                                      Company (1981-2002)



    MARK W. CREMONIE, CFA, CMT        Vice President and Senior Investment Officer of Signal
                                      Capital Management, Inc., Indiana University, B.S. (1978);
                                      Indiana University, M.B.A. (1980); Signal Capital
                                      Management, Inc. (2002-present); Old National Trust Company
                                      (1997-2002); National City Trust (1994-1997); Foxhall
                                      Investment Management (1993-1994); CSI Asset Management
                                      (1988-1992); William O'Neil and Co. (1987-1988); Capital
                                      Supervisors, Inc. (1983-1987); Indiana National Bank
                                      (1981-1983)
    The individual members of the team who are primarily responsible for the day-to-day management of the Tax-Exempt Income Fund and the Income Fund are:



    LAVONE F. WHITMER, CFA            Vice President and Regional Director of Portfolio Management
                                      of Signal Capital Management, Inc., Ball State University,
                                      B.S. (1992); Signal Capital Management, Inc. (2002-present);
                                      Old National Trust Company (2000-2002); Federal Home Loan
                                      Bank of Indianapolis (1993-2000); Conseco Capital Management
                                      (1992-1993)
    CHARLOTTE WEEMS, CFA              Vice President and Investment Officer of Signal Capital
                                      Management, Inc., Ball State University, B.S. (1998); Signal
                                      Capital Management, Inc. (2002-present); Old National Trust
                                      Company (2000-2002); AccuTech Systems Corp (1999-2000);
                                      American National Trust and Investment Management
                                      (1997-1999)


   The Statement of Additional Information has more detailed information about the Advisor and the other service providers.

   FUND MANAGEMENT


   THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services, Limited Partnership is each Fund's distributor and BISYS Fund Services Ohio, Inc. is each Fund's administrator. Their address is 3435 Stelzer Road, Columbus, OH 43219.

   CAPITAL STRUCTURE. The Coventry Group was organized as a Massachusetts business trust on January 8, 1992 and overall responsibility for the management of the Funds is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held and will vote in the aggregate and not by series except as otherwise expressly required by law.

   The Funds offer three classes of shares, Class A, Class B and Class I Shares, each of which have different expenses that affect performance. For further information, telephone 1-888-426-9709.

 [ICON]

     FINANCIAL HIGHLIGHTS                  LARGE CAP GROWTH FUND

   The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information presented below for the period ended March 31, 2003 has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the annual report of the Funds, which is available upon request. Information is not presented for the Tax-Exempt Money Market Fund as that Fund has not yet offered its shares to the public.


                                                                      CLASS A                   CLASS B
                                                               ----------------------    ----------------------
                                                                FOR THE      FOR THE      FOR THE      FOR THE
                                                                 YEAR        PERIOD        YEAR        PERIOD
                                                                 ENDED        ENDED        ENDED        ENDED
                                                               MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
                                                                 2004        2003(D)       2004        2003(D)
                                                               ---------    ---------    ---------    ---------
    NET ASSET VALUE, BEGINNING OF PERIOD                        $ 9.05       $10.00       $ 9.02       $ 10.00
    -----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                      (0.01)          --(e)     (0.10)           --
      Net realized and unrealized gains (losses) on
        investments                                               2.58        (0.95)        2.58         (0.98)
    -----------------------------------------------------------------------------------------------------------
        Total from Investment Activities                          2.57        (0.95)        2.48         (0.98)
    -----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                         --(e)        --(e)        --            --
      Net realized gains (losses) on investments                 (0.33)          --        (0.33)           --
    -----------------------------------------------------------------------------------------------------------
        Total Distributions and Dividends                        (0.33)          --        (0.33)           --
    -----------------------------------------------------------------------------------------------------------
    Net Asset Value, End of Period                              $11.29       $ 9.05       $11.17       $  9.02
    -----------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)                     28.60%       (9.40)%(a)   27.67%        (9.80)%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period (000's)                           $  466       $  224       $  133       $   110
    Ratio of expenses to average net assets                       1.44%        1.45%(b)     2.19%         2.20%(b)
    Ratio of net investment income to average net assets         (0.16)%       0.11%(b)    (0.91)%       (0.60)%(b)
    Ratio of expenses to average net assets*                      1.64%        1.67%(b)     2.39%         2.42%(b)
    Portfolio Turnover(c)                                        39.64%       34.11%       39.64%        34.11%


    * During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.


   (a) Not annualized.


   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

   (d) For the period July 15, 2002 (commencement of operations) through March 31, 2003.


   (e) Amount is less than $0.005.

 [ICON]

     FINANCIAL HIGHLIGHTS                            INCOME FUND


                                                                      CLASS A                   CLASS B
                                                               ----------------------    ----------------------
                                                                FOR THE      FOR THE      FOR THE      FOR THE
                                                                 YEAR        PERIOD        YEAR        PERIOD
                                                                 ENDED        ENDED        ENDED        ENDED
                                                               MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
                                                                 2004        2003(D)       2004        2003(D)
                                                               ---------    ---------    ---------    ---------
    NET ASSET VALUE, BEGINNING OF PERIOD                        $10.21       $10.00       $10.21       $ 10.00
    -----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                       0.34         0.31         0.26          0.25
      Net realized and unrealized gains (losses) on
        investments                                              (0.02)        0.25        (0.02)         0.25
    -----------------------------------------------------------------------------------------------------------
        Total from Investment Activities                          0.32         0.56         0.24          0.50
    -----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                      (0.34)       (0.31)       (0.26)        (0.25)
      Net realized gains (losses) on investments                    --(e)     (0.04)          --(e)      (0.04)
    -----------------------------------------------------------------------------------------------------------
        Total Distributions and Dividends                        (0.34)       (0.35)       (0.26)        (0.29)
    -----------------------------------------------------------------------------------------------------------
    Net Asset Value, End of Period                              $10.19       $10.21       $10.19       $ 10.21
    -----------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)                      3.17%        5.65%(a)     2.40%         5.07%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period (000's)                           $  263       $  218       $   38       $    38
    Ratio of expenses to average net assets                       0.98%        1.07%(b)     1.73%         1.82%(b)
    Ratio of net investment income to average net assets          3.31%        3.54%(b)     2.56%         2.81%(b)
    Ratio of expenses to average net assets*                      1.23%        1.32%(b)     1.98%         2.07%(b)
    Portfolio Turnover(c)                                        43.76%        7.47%       43.76%         7.47%


    * During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.


   (a) Not annualized.


   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

   (d) For the period July 15, 2002 (commencement of operations) through March 31, 2003.

 [ICON]

     FINANCIAL HIGHLIGHTS                 TAX-EXEMPT INCOME FUND


                                                                      CLASS A                   CLASS B
                                                               ----------------------    ----------------------
                                                                FOR THE      FOR THE      FOR THE      FOR THE
                                                                 YEAR        PERIOD        YEAR        PERIOD
                                                                 ENDED        ENDED        ENDED        ENDED
                                                               MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
                                                                 2004        2003(D)       2004        2003(D)
                                                               ---------    ---------    ---------    ---------
    NET ASSET VALUE, BEGINNING OF PERIOD                        $10.18       $10.00       $10.18       $ 10.00
    -----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                       0.33         0.27         0.26          0.21
      Net realized and unrealized gains (losses) on
        investments                                               0.08         0.21         0.08          0.21
    -----------------------------------------------------------------------------------------------------------
        Total from Investment Activities                          0.41         0.48         0.34          0.42
    -----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                      (0.33)       (0.27)       (0.26)        (0.21)
      Net realized gains (losses) on investments                 (0.04)       (0.03)       (0.04)        (0.03)
    -----------------------------------------------------------------------------------------------------------
        Total Distributions and Dividends                        (0.37)       (0.30)       (0.30)        (0.24)
    -----------------------------------------------------------------------------------------------------------
    Net Asset Value, End of Period                              $10.22       $10.18       $10.22       $ 10.18
    -----------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)                      4.14%        4.85%(a)     3.37%         4.23%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period (000's)                           $  137       $   57       $   38       $    36
    Ratio of expenses to average net assets                       1.09%        1.09%(b)     1.84%         1.85%(b)
    Ratio of net investment income to average net assets          3.25%        3.36%(b)     2.53%         2.60%(b)
    Ratio of expenses to average net assets*                      1.58%        1.52%(b)     2.33%         2.27%(b)
    Portfolio Turnover(c)                                         9.11%        8.54%        9.11%         8.54%



    * During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.



   (a) Not annualized.



   (b) Annualized.



   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



   (d) For the period July 15, 2002 (commencement of operations) through March 31, 2003.

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:


The Funds' annual and semi-annual reports to shareholders contain additional information on each Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN RECEIVE FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER THAT SELLS THE FUNDS. OR CONTACT THE FUNDS AT:

                            THE SIGNAL FUNDS

                            P.O. BOX 182094

                            COLUMBUS, OHIO 43218-2094

                            TELEPHONE: 1-888-426-9709

You can review each Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

  - For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-202-942-8090, or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

  - Free from the EDGAR Database on the Commission's Website at http://www.sec.gov.


Investment Company Act file no. 811-6526.                      SIGPUAB 08/04

                                   QUESTIONS?
                          Call 1-888-426-9709 or your
                           investment representative.

                            [THE SIGNAL FUNDS LOGO]

                             LARGE CAP GROWTH FUND

                                  INCOME FUND

                             TAX-EXEMPT INCOME FUND

                          TAX-EXEMPT MONEY MARKET FUND

                               MONEY MARKET FUND

                                 CLASS I SHARES
                                ---------------


                        PROSPECTUS DATED AUGUST 1, 2004


                                ---------------

                        [SIGNAL CAPITAL MANAGEMENT LOGO]
                               Investment Advisor

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         THE SIGNAL FUNDS                                  TABLE OF CONTENTS


                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                      [ICON]
Carefully review this                             3  Signal Large Cap Growth Fund
important section for a                           6  Signal Income Fund
summary of each Fund's                            9  Signal Tax-Exempt Income Fund
investments, risks and fees.                     12  Signal Tax-Exempt Money Market Fund
                                                 14  Signal Money Market Fund

                                                INVESTMENT OBJECTIVES AND STRATEGIES

                                      [ICON]
This section contains                            17  Signal Large Cap Growth Fund
details on each Fund's                           18  Signal Income Fund
investment strategies and                        19  Signal Tax-Exempt Income Fund
risks.                                           20  Signal Tax-Exempt Money Market Fund
                                                 21  Signal Money Market Fund
                                                 22  Investment Risks

                                                SHAREHOLDER INFORMATION

                                      [ICON]
Consult this section to                          23  Pricing of Fund Shares
obtain details on how shares                     23  Purchasing and Adding to Your Shares
are valued, how to purchase,                     26  Selling Your Shares
sell and exchange shares,                        28  Distribution Arrangements
related charges and payments                     28  Exchanging Your Shares
of dividends.                                    29  Dividends, Distributions and Taxes

                                                FUND MANAGEMENT

                                      [ICON]
Review this section for                          31  The Investment Advisor
details on the people and                        31  Portfolio Managers
organizations who oversee                        33  The Distributor and Administrator
the Funds and their
investments.

                                                FINANCIAL HIGHLIGHTS

                                      [ICON]
Review this section for                          34  Large Cap Growth Fund
details on the selected                          35  Income Fund
financial statements of the                      36  Tax-Exempt Income Fund
Funds.                                           37  Money Market Fund

 [ICON]

   RISK/RETURN SUMMARY AND FUND EXPENSES   LARGE CAP GROWTH FUND

                            RISK/RETURN SUMMARY OF THE
                            SIGNAL LARGE CAP GROWTH FUND



    INVESTMENT OBJECTIVES             The Large Cap Growth Fund seeks capital appreciation.

    PRINCIPAL                         The Fund invests primarily in a diversified portfolio of equity securities
    INVESTMENT STRATEGIES             of large capitalization companies. For these purposes, the Advisor deems issuers with market capitalizations in excess of $5 billion to be large capitalization companies. The Advisor seeks investments in issuers that demonstrate superior sales and earnings growth rates, improving profitability, or above-average growth relative to their current market valuations.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate with market
    INVESTMENT RISKS                  conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.

    WHO MAY                           Consider investing in the Fund if you are:
    WANT TO INVEST?                     - investing for a long-term goal such as retirement (five year or longer investment horizon)
                                        - looking to add a growth component to your portfolio
                                        - willing to accept higher risks of investing in the stock market in exchange for potentially higher long term returns
                                      This Fund will not be appropriate for someone:
                                        - seeking monthly income
                                        - pursuing a short-term goal or investing emergency reserves
                                        - seeking safety of principal

   RISK/RETURN SUMMARY AND FUND EXPENSES            LARGE CAP GROWTH FUND



The chart and table on this page show how the Large Cap Growth Fund has performed. The bar chart shows the Fund's performance for the past calendar year. The table below it compares the Fund's performance (before and after taxes) over time since its inception on July 15, 2002 to that of the Standard & Poor's 500(R) Composite Stock Index ("S&P 500 Index")(3).


PERFORMANCE BAR CHART AND TABLE(1)

TOTAL RETURN AS OF DECEMBER 31, 2003

                                          [GRAPH]

2003                                                                             20.55
----                                                                             -----

                                          Past performance does not indicate how
                                          the Fund will perform in the future.


                                          Best quarter:  Q4 2003 +9.56%


                                          Worst quarter: Q1 2003 -3.66%

                                                 AVERAGE ANNUAL TOTAL RETURNS
                                                 (for the periods ending

                                                 December 31, 2003)(4)



                                                                                 PAST       SINCE
                                                               FUND INCEPTION    YEAR     INCEPTION
                                                               ------------------------------------
 LARGE CAP GROWTH FUND                                         July 15, 2002
  Before Taxes                                                                   20.55%      9.07%
  After Taxes on Distributions(2)                                                19.95%      8.65%
  After Taxes on Distributions and Sale of Fund Shares(2)                        14.04%      7.66%
                                                               ------------------------------------
 S&P 500(R) INDEX(3)                                           July 15, 2002     28.67%     15.73%
---------------------------------------------------------------------------------------------------


The table assumes that shareholders redeem all their fund shares at the end of the period indicated.

(1) Both the chart and table assume reinvestment of dividends and distributions.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


(3) A widely recognized, unmanaged index of common stocks generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees and expenses associated with a mutual fund or the impact of taxes.



(4) For the period January 1, 2004 through June 30, 2004, the aggregate (non-annualized) total return of the Fund was 5.46% versus 3.44% for the S&P 500 Index(3).

   RISK/RETURN SUMMARY AND FUND EXPENSES            LARGE CAP GROWTH FUND


                                                 FEES AND EXPENSES


                                                SHAREHOLDER FEES
                                                (FEES PAID DIRECTLY FROM YOUR
                                                INVESTMENT)
                                                --------------------------------------------------
                                                Maximum sales charge (load) imposed
                                                on purchases                                  None
                                                --------------------------------------------------
                                                Maximum deferred sales charge (load)          None
                                                ANNUAL FUND OPERATING EXPENSES
                                                (EXPENSES THAT ARE DEDUCTED FROM FUND
                                                ASSETS)
                                                --------------------------------------------------

                                                Management Fee(s)                            0.55%(1)
                                                --------------------------------------------------
                                                Distribution and Service (12b-1) Fee(s)       None
                                                --------------------------------------------------
                                                Other Expenses                               0.64%
                                                --------------------------------------------------
                                                Total Fund Operating Expenses                1.19%(2)


                                    (1.) The Advisor has entered into a
                                         contractual agreement with the Fund to
                                         limit the Advisor's investment
                                         management fee for the Fund's current
                                         fiscal year to 0.55% of the Fund's
                                         average daily net assets. Without this
                                         fee waiver by the Advisor, the
                                         investment management fee for the Fund
                                         would have been 0.75%.


                                    (2.) Without the Advisor's contractual
                                         agreement to waive a portion of its
                                         investment management fee, the "Total
                                         Fund Operating Expenses" for the Fund

                                         would have been 1.39%.



This table describes the fees
   and expenses that you may
   pay if you buy and hold
   shares of the Large Cap
   Growth Fund.


                                                 EXPENSE EXAMPLE


                                                                                    1      3        5         10
                                                                                 YEAR   YEARS    YEARS     YEARS
                                                LARGE CAP GROWTH FUND            $121   $420     $741     $1,651


Use this table to compare fees
and expenses with those of other
Funds. It illustrates the amount
of fees and expenses you would
pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period
  - no changes in the Fund's operating expenses
  - reinvestment of dividends and distributions
Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

 [ICON]

   RISK/RETURN SUMMARY AND FUND EXPENSES             INCOME FUND

                            RISK/RETURN SUMMARY OF THE
                            SIGNAL INCOME FUND



    INVESTMENT OBJECTIVES             The Income Fund seeks current income consistent with the preservation of capital.

    PRINCIPAL                         The Fund normally invests at least 65% of its total assets in debt
    INVESTMENT STRATEGIES             securities of all types, including investment grade corporate bonds and U.S.
                                      Government bonds.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate with market
    INVESTMENT RISKS                  conditions and interest rates, so will the value of your investment in the
                                      Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.

    WHO MAY                           Consider investing in the Fund if you are:
    WANT TO INVEST?                     - looking to add a monthly income component to your portfolio
                                        - seeking higher potential returns than provided by money market funds
                                        - willing to accept the risks of price and dividend fluctuations
                                      This Fund will not be appropriate for someone:
                                        - investing emergency reserves
                                        - seeking safety of principal

   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND



The chart and table on this page show how the Income Fund has performed. The bar chart shows the Fund's performance for the past calendar year. The table below it compares the Fund's performance (before and after taxes) over time since its inception on July 15, 2002 to that of the Lehman Brothers Intermediate Government/Credit Index(3).


PERFORMANCE BAR CHART AND TABLE(1)

TOTAL RETURN AS OF DECEMBER 31, 2003

                                          [GRAPH]

2003                                                                             2.22
----                                                                             ----

                                          Past performance does not indicate how
                                          the Fund will perform in the future.


                                          Best quarter:  Q2 2003 +1.84%


                                          Worst quarter: Q3 2003 -0.46%

                                                 AVERAGE ANNUAL TOTAL RETURNS
                                                 (for the periods ending

                                                 December 31, 2003)(4)



                                                                                 PAST       SINCE
                                                               FUND INCEPTION    YEAR     INCEPTION
                                                               ------------------------------------
 INCOME FUND                                                   July 15, 2002
  Before Taxes                                                                    2.22%      4.59%
  After Taxes on Distributions(2)                                                 0.98%      3.13%
  After Taxes on Distributions and Sale of Fund Shares(2)                         1.43%      3.06%
                                                               ------------------------------------
 LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/ CREDIT INDEX(3)      July 15, 2002      4.30%      6.67%
---------------------------------------------------------------------------------------------------


The table assumes that shareholders redeem all their fund shares at the end of the period indicated.

(1) Both the chart and table assume reinvestment of dividends and distributions.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


(3) A widely recognized, unmanaged index generally representative of the bond market as a whole. The index does not reflect the deduction of fees and expenses associated with a mutual fund or the impact of taxes.



(4) For the period January 1, 2004 through June 30, 2004, the aggregate (non-annualized) total return of the Fund was -0.35% versus -0.11% for the Lehman Brothers Intermediate Government/Credit Index(3).

   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


                                                FEES AND EXPENSES


                                                SHAREHOLDER FEES
                                                (FEES PAID DIRECTLY FROM YOUR
                                                INVESTMENT)
                                                --------------------------------------------------
                                                Maximum sales charge (load) imposed
                                                on purchases                                  None
                                                --------------------------------------------------
                                                Maximum deferred sales charge (load)          None
                                                ANNUAL FUND OPERATING EXPENSES
                                                (EXPENSES THAT ARE DEDUCTED FROM FUND
                                                ASSETS)
                                                --------------------------------------------------

                                                Management Fee(s)                            0.25%(1)
                                                --------------------------------------------------
                                                Distribution and Service (12b-1) Fee(s)       None
                                                --------------------------------------------------
                                                Other Expenses                               0.48%
                                                --------------------------------------------------
                                                Total Fund Operating Expenses                0.73%(2)


                                    (1.) The Advisor has entered into a
                                         contractual agreement with the Fund to
                                         limit the Advisor's investment
                                         management fee for the Fund's current
                                         fiscal year to 0.25% of the Fund's
                                         average daily net assets. Without this
                                         fee waiver by the Advisor, the
                                         investment management fee for the Fund
                                         would have been 0.50%.

                                    (2.) Without the Advisor's contractual
                                         agreement to waive a portion of its
                                         investment management fee, the "Total
                                         Fund Operating Expenses" for the Fund
                                         would have been 0.98%.

                                                EXPENSE EXAMPLE


                                                                                   1       3        5         10
                                                                                 YEAR   YEARS    YEARS     YEARS
                                                INCOME FUND                      $75    $287     $517     $1,179



This table describes the fees
and expenses that you may pay
if you buy and hold shares of
the Income Fund.


Use this table to compare fees
and expenses with those of other
Funds. It illustrates the amount
of fees and expenses you would
pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period
  - no changes in the Fund's operating expenses
  - reinvestment of dividends and distributions
Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

 [ICON]

   RISK/RETURN SUMMARY AND FUND EXPENSES  TAX-EXEMPT INCOME FUND

                            RISK/RETURN SUMMARY OF THE
                            SIGNAL TAX-EXEMPT INCOME FUND



    INVESTMENT OBJECTIVES             The Tax-Exempt Income Fund seeks current income exempt from federal income tax.

    PRINCIPAL                         The Fund invests primarily in municipal obligations, the interest on which
    INVESTMENT STRATEGIES             is exempt from federal income tax.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate with market
    INVESTMENT RISKS                  conditions and interest rates, so will the value of your investment in the
                                      Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.

    WHO MAY                           Consider investing in the Fund if you are:
    WANT TO INVEST?                     - looking to add a monthly tax-exempt income component to your portfolio
                                        - willing to accept risks of price and dividend fluctuations
                                      This Fund will not be appropriate for someone:
                                        - investing emergency reserves
                                        - seeking safety of principal

   RISK/RETURN SUMMARY AND FUND EXPENSES           TAX-EXEMPT INCOME FUND



The chart and table on this page show how the Tax-Exempt Income Fund has performed. The bar chart shows the Fund's performance for the past calendar year. The table below it compares the Fund's performance (before and after taxes) over time since its inception on July 15, 2002 to that of the Lehman Brothers 7-Year Municipal Bond Index(3).


PERFORMANCE BAR CHART AND TABLE(1)

TOTAL RETURN AS OF DECEMBER 31, 2003

                                          [GRAPH]

2003                                                                             4.65

                                          Past performance does not indicate how
                                          the Fund will perform in the future.


                                          Best quarter:  Q2 2003 +2.48%


                                          Worst quarter: Q3 2003 -0.08%

                                                 AVERAGE ANNUAL TOTAL RETURNS
                                                 (for the periods ending

                                                 December 31, 2003)(4)



                                                                                 PAST       SINCE
                                                               FUND INCEPTION    YEAR     INCEPTION
                                                               ------------------------------------
 TAX-EXEMPT INCOME FUND                                        July 15, 2002
  Before Taxes                                                                    4.65%      5.51%
  After Taxes on Distributions(2)                                                 4.59%      5.42%
  After Taxes on Distributions and Sale of Fund Shares(2)                         4.38%      5.22%
                                                               ------------------------------------
 LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX(3)                July 15, 2002      5.44%      6.40%
---------------------------------------------------------------------------------------------------


The table assumes that shareholders redeem all their fund shares at the end of the period indicated.

(1) Both the chart and table assume reinvestment of dividends and distributions.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


(3) A widely recognized, unmanaged index generally representative of investment grade fixed rate debt obligations issued by state and local government entities, with maturities of no more than seven years. The index does not reflect the deduction of fees and expenses associated with a mutual fund or the impact of taxes.



(4) For the period January 1, 2004 through June 30, 2004, the aggregate (non-annualized) total return of the Fund was -0.94%. versus -2.05% for the Lehman Brothers 7-Year Municipal Bond Index(3).

   RISK/RETURN SUMMARY AND FUND EXPENSES           TAX-EXEMPT INCOME FUND


                                                FEES AND EXPENSES


                                                SHAREHOLDER FEES
                                                (FEES PAID DIRECTLY FROM YOUR
                                                INVESTMENT)
                                                --------------------------------------------------
                                                Maximum sales charge (load) imposed
                                                on purchases                                  None
                                                --------------------------------------------------
                                                Maximum deferred sales charge (load)          None
                                                ANNUAL FUND OPERATING EXPENSES
                                                (EXPENSES THAT ARE DEDUCTED FROM FUND
                                                ASSETS)
                                                --------------------------------------------------

                                                Management Fee(s)                            0.10%(1)
                                                --------------------------------------------------
                                                Distribution and Service (12b-1) Fee(s)       None
                                                --------------------------------------------------
                                                Other Expenses                               0.83%
                                                --------------------------------------------------
                                                Total Fund Operating Expenses                0.93%(2)


                                    (1.) The Advisor has entered into a
                                         contractual agreement with the Fund to
                                         limit the Advisor's investment
                                         management fee for the Fund's current
                                         fiscal year to 0.10% of the Fund's
                                         average daily net assets. Without this
                                         fee waiver by the Advisor, the
                                         investment management fee for the Fund
                                         would have been 0.50%.


                                    (2.) Without the Advisor's contractual
                                         agreement to waive a portion of its
                                         investment management fee, the "Total
                                         Fund Operating Expenses" for the Fund
                                         would have been 1.33%.




                                                EXPENSE EXAMPLE


                                                                                   1       3        5         10
                                                                                 YEAR   YEARS    YEARS     YEARS
                                                TAX-EXEMPT INCOME FUND           $95    $382     $691     $1,567



This table describes the fees
and expenses that you may pay
if you buy and hold shares of
the Tax-Exempt Income Fund.

Use this table to compare fees
and expenses with those of other
Funds. It illustrates the amount
of fees and expenses you would
pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period
  - no changes in the Fund's operating expenses
  - reinvestment of dividends and distributions
Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

 [ICON]
                                                               TAX-EXEMPT

   RISK/RETURN SUMMARY AND FUND EXPENSES       MONEY MARKET FUND

                            RISK/RETURN SUMMARY OF THE
                            SIGNAL TAX-EXEMPT MONEY MARKET FUND


    INVESTMENT OBJECTIVES             The Tax-Exempt Money Market Fund seeks current income exempt from federal income tax consistent with the preservation of capital. The Fund seeks to maintain a stable net asset value of $1.00 per share.

    PRINCIPAL                         The Fund invests in high quality tax-exempt money market instruments which
    INVESTMENT STRATEGIES             have remaining maturities of 397 calendar days or less and the weighted average maturity of the Fund's investments must be 90 days or less.

    PRINCIPAL                         An investment in the Fund is not a deposit of, or guaranteed or endorsed by
    INVESTMENT RISKS                  Old National Trust Company or any of its affiliates and is not issued or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - are seeking tax-exempt current income and the preservation of capital
                                        - have a low risk tolerance
                                        - are investing for a short-term purpose and are willing to accept lower potential returns in exchange for a high degree of safety
                                      This Fund will not be appropriate for someone:
                                        - investing for a long-term goal or for retirement
                                        - seeking a high total return

                                      Shares of the Tax-Exempt Money Market Fund are not currently being offered.

                                                               TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


                                                FEES AND EXPENSES

                                                SHAREHOLDER FEES
                                                (FEES PAID DIRECTLY FROM YOUR
                                                INVESTMENT)
                                                --------------------------------------------------
                                                Maximum sales charge (load) imposed
                                                on purchases                                  None
                                                Maximum deferred sales charge (load)          None
                                                ANNUAL FUND OPERATING EXPENSES
                                                (EXPENSES THAT ARE DEDUCTED FROM FUND
                                                ASSETS)
                                                --------------------------------------------------

                                                Management Fee(s)                            0.05%(1)
                                                --------------------------------------------------
                                                Distribution and Service (12b-1) Fee(s)       None
                                                --------------------------------------------------
                                                Other Expenses                               0.43%(2)
                                                --------------------------------------------------
                                                Total Fund Operating Expenses                0.48%(3)

                                    (1.) The Advisor has entered into a
                                         contractual agreement with the Fund to
                                         limit the Advisor's investment
                                         management fee for the Fund's current
                                         fiscal year to an amount not to exceed
                                         0.05% of the Fund's average daily net
                                         assets. Without this fee waiver by the
                                         Advisor, the investment management fee
                                         for the Fund would have been 0.10%.

                                    (2.) "Other Expenses" are estimated for the
                                         Fund's initial period of investment
                                         operations.

                                    (3.) Without the Advisor's contractual
                                         agreement to waive a portion of its
                                         investment management fee, the "Total
                                         Fund Operating Expenses" for the Fund
                                         would have been 0.53%.



                                                EXPENSE EXAMPLE

                                                                                       1           3
                                                                                    YEAR        YEARS
                                                TAX-EXEMPT MONEY MARKET FUND        $ 49        $165

This table describes the fees
and expenses that you may pay
if you buy and hold shares of
the Tax-Exempt Money Market
Fund.
Use this table to compare fees
and expenses with those of other
Funds. It illustrates the amount
of fees and expenses you would
pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period
  - no changes in the Fund's operating expenses
  - reinvestment of dividends and distributions
Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

 [ICON]

   RISK/RETURN SUMMARY AND FUND EXPENSES       MONEY MARKET FUND

                            RISK/RETURN SUMMARY OF THE
                            SIGNAL MONEY MARKET FUND



    INVESTMENT OBJECTIVES             The Money Market Fund seeks current income consistent with the preservation of capital. The Fund seeks to maintain a stable net asset value of $1.00 per share.

    PRINCIPAL                         The Fund invests in high quality money market instruments which have
    INVESTMENT STRATEGIES             remaining maturities of 397 calendar days or less and the weighted average maturity of the Fund's investments must be 90 days or less.

    PRINCIPAL                         The yield paid by the Fund will vary with changes in interest rates. The
    INVESTMENT RISKS                  value of your investment may decline if an issuer fails to pay interest or repay principal on its obligation or if the other party to a repurchase agreement fails to fulfill its obligations under the agreement. An investment in the Fund is not a deposit of, or guaranteed or endorsed by Old
                                      National Trust Company or any of its affiliates and is not issued or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - are seeking current income and the preservation of capital
                                        - have a low risk tolerance
                                        - are investing for a short-term purpose and are willing to accept lower potential returns in exchange for a high degree of safety
                                      This Fund will not be appropriate for someone:
                                        - investing for a long-term goal or for retirement
                                        - seeking a high total return

   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND



The chart and table on this page show how the Money Market Fund has performed. The bar chart shows the Fund's performance for the past calendar year. The table below it compares the Fund's performance over time since its inception on July 15, 2002.


PERFORMANCE BAR CHART AND TABLE(1)

TOTAL RETURN AS OF DECEMBER 31, 2003

                                          [GRAPH]

2003                                                                             0.61
----                                                                             ----

                                          Past performance does not indicate how
                                          the Fund will perform in the future.


                                          Best quarter:  Q1 2003 +0.19%


                                          Worst quarter: Q3 2003 +0.12%


                                                 AVERAGE ANNUAL TOTAL RETURNS
                                                 (for the periods ending

                                                 December 31, 2003)(2)



                                                                                 PAST       SINCE
                                                               FUND INCEPTION    YEAR     INCEPTION
                                                               ------------------------------------
 MONEY MARKET FUND                                             July 15, 2002      0.61%      0.78%
---------------------------------------------------------------------------------------------------


The table assumes that shareholders redeem all their fund shares at the end of the period indicated.

(1) Both the chart and table assume reinvestment of dividends and distributions.


(2) As of June 30, 2004, the 7-day average yield and 7-day effective yield for the Fund was 0.58% and 0.58%, respectively.

   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


                                                FEES AND EXPENSES


                                                SHAREHOLDER FEES
                                                (FEES PAID DIRECTLY FROM YOUR
                                                INVESTMENT)
                                                --------------------------------------------------
                                                Maximum sales charge (load) imposed
                                                on purchases                                  None
                                                --------------------------------------------------
                                                Maximum deferred sales charge (load)          None
                                                ANNUAL FUND OPERATING EXPENSES
                                                (EXPENSES THAT ARE DEDUCTED FROM FUND
                                                ASSETS)
                                                --------------------------------------------------

                                                Management Fee(s)                            0.05%(1)
                                                --------------------------------------------------
                                                Distribution and Service (12b-1) Fee(s)       None
                                                --------------------------------------------------
                                                Other Expenses                               0.49%
                                                --------------------------------------------------
                                                Total Fund Operating Expenses                0.54%(2)


                                    (1.) The Advisor has entered into a
                                         contractual agreement with the Fund to
                                         limit the Advisor's investment
                                         management fee for the Fund's current
                                         fiscal year to an amount not to exceed
                                         0.05% of the Fund's average daily net
                                         assets. Without this fee waiver by the
                                         Advisor, the investment management fee
                                         for the Fund would have been 0.10%.


                                    (2.) Without the Advisor's contractual
                                         agreement to waive a portion of its
                                         investment management fee, the "Total
                                         Fund Operating Expenses" for the Fund
                                         would have been 0.59%.




                                                EXPENSE EXAMPLE


                                                                                   1       3        5       10
                                                                                 YEAR   YEARS    YEARS    YEARS
                                                MONEY MARKET FUND                $55    $184     $324     $733



This table describes the fees
and expenses that you may pay
if you buy and hold shares of
the Money Market Fund.

Use this table to compare fees
and expenses with those of other
Funds. It illustrates the amount
of fees and expenses you would
pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period
  - no changes in the Fund's operating expenses
  - reinvestment of dividends and distributions
Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

 [ICON]

   INVESTMENT OBJECTIVES AND STRATEGIES



   SIGNAL LARGE CAP GROWTH FUND

   INVESTMENT OBJECTIVE

   The investment objective of the Large Cap Growth Fund is to seek capital appreciation.

   POLICIES AND STRATEGIES

   The Advisor pursues the Fund's investment objective by investing in a diversified portfolio of equity securities of large capitalization companies. For these purposes, the Advisor deems issuers with market capitalizations in excess of $5 billion to be large capitalization companies. The Advisor seeks investments in issuers that demonstrate superior sales and earnings growth rates, improving profitability, or above-average growth relative to their current market valuations.

   Consistent with the Large Cap Growth Fund's investment objective, the Fund:
        - invests substantially all, but in no event less than 80%, of its net assets in U.S. domestic equity securities of large capitalization companies
        - invests in the following types of equity securities: common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, warrants and any rights to purchase common stocks
        - may engage in short sales against the box
        - may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase
        - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government
        - may invest up to 20% of its total assets in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts
        - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)
        - may engage in options transactions
        - may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes
        - may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income
        - may purchase securities on a when-issued or delayed basis in which a security's price and yield are fixed on a specific date buy payment and delivery are scheduled for a future date beyond the standard settlement period
        - may invest in other investment companies

   In the event that the Advisor determines that current market conditions are not suitable for the Fund's typical investments, the Advisor may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements.

   INVESTMENT OBJECTIVES AND STRATEGIES




   SIGNAL INCOME FUND

   INVESTMENT OBJECTIVE

   The investment objective of the Income Fund is to seek current income consistent with the preservation of capital.

   POLICIES AND STRATEGIES

   The Fund invests primarily in debt securities of all types, including investment grade bonds and U.S. Government bonds.

   Consistent with the Income Fund's investment objective, the Fund:

        - invests substantially all, but in no event less than 65%, of its total assets in debt securities

        - invests in fixed income securities consisting of bonds, fixed income preferred stocks, debentures, notes, zero-coupon securities, mortgage-related and other asset-backed securities, state municipal or industrial revenue bonds, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, debt securities convertible into, or exchangeable for, common stocks, foreign debt securities, guaranteed investment contracts, income participation loans, first mortgage loans and participation certificates in pools of mortgages issued or guaranteed by agencies or instrumentalities of the U.S. Government

        - invests only in debt securities which are rated at the time of purchase within the four highest rating categories assigned by one or more nationally recognized statistical rating organizations (NRSROs) or, if unrated, which the Advisor deems to be of comparable quality.

        - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

        - may engage in options transactions

        - may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

        - may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income

        - may purchase securities on a when-issued or delayed-delivery basis in which a security's price and yield are fixed on a specific date but payment and delivery are scheduled for a future date beyond the standard settlement period

        - may invest in other investment companies

   In the event that the Advisor determines that current market conditions are not suitable for the Fund's typical investments, the Advisor may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements.

   INVESTMENT OBJECTIVES AND STRATEGIES




   SIGNAL TAX-EXEMPT INCOME FUND

   INVESTMENT OBJECTIVE

   The primary investment objective of the Tax-Exempt Income Fund is to seek current income exempt from federal income tax.

   POLICIES AND STRATEGIES

   The Fund invests primarily in municipal obligations, the interest on which is exempt from federal income tax.

   Consistent with the Tax-Exempt Income Fund's investment objective, the Fund:

        - invests substantially all, but in no event less than 80%, of its net assets in tax-exempt securities

        - invests only in debt securities which are rated at the time of purchase within the four highest rating categories assigned by one or more nationally recognized statistical rating organizations (NRSROs) or, if unrated, which the Advisor deems to be of comparable quality

        - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

        - may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts

        - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

        - may engage in options transactions

        - may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

        - may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income

        - may invest in other investment companies

   In the event that the Advisor determines that current market conditions are not suitable for the Fund's typical investments, the Advisor may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements.

   INVESTMENT OBJECTIVES AND STRATEGIES




   SIGNAL TAX-EXEMPT MONEY MARKET FUND

   INVESTMENT OBJECTIVE

   The investment objective of the Tax-Exempt Money Market Fund is to seek tax-exempt current income consistent with the preservation of capital. The Fund seeks to maintain a stable net asset value of $1.00 per share.

   POLICIES AND STRATEGIES

   The Fund invests in high quality tax-exempt instruments which have remaining maturities of 397 calendar days or less and the weighted average maturity of the Fund's investments must be 90 days or less.

   Consistent with the Tax-Exempt Money Market Fund's investment objective, the
   Fund:

        - invests at least 80% of its net assets in tax-exempt obligations

        - may invest in tax-exempt commercial paper, variable rate demand notes, short-term municipal obligations and tax, revenue and bond anticipation notes

        - may engage in options transactions

        - may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

        - may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income

        - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

        - may purchase securities on a when-issued or delayed-delivery basis in which a security's price and yield are fixed on a specific date but payment and delivery are scheduled for a future date beyond the standard settlement period

        - may invest in other investment companies

   In the event that the Advisor determines that current market conditions are not suitable for the Fund's typical investments, the Advisor may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in investments that are not part of its primary investment strategy, including cash (which will not earn any income).

   INVESTMENT OBJECTIVES AND STRATEGIES




   SIGNAL MONEY MARKET FUND

   INVESTMENT OBJECTIVE

   The investment objective of the Money Market Fund is to seek current income consistent with the preservation of capital. The Fund seeks to maintain a stable net asset value of $1.00 per share.

   POLICIES AND STRATEGIES

   The Fund invests in high quality money market instruments which have remaining maturities of 397 calendar days or less and the weighted average maturity of the Fund's investments must be 90 days or less.

   Consistent with the Money Market Fund's investment objective, the Fund:

        - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

        - may invest in short-term corporate obligations, such as commercial paper, notes and bonds

        - may invest in negotiable certificates of deposit, time deposits and bankers' acceptances issued by U.S. banks and U.S. branches of foreign banks

        - may invest in other debt obligations such as master demand notes, short-term funding agreements, variable and floating rate securities and private placement investments

        - may engage in options transactions

        - may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

        - may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income

        - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

        - may invest in other investment companies

   In the event that the Advisor determines that current market conditions are not suitable for the Fund's typical investments, the Advisor may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in investments that are not part of its principal investment strategy, including cash (which will not earn any income).

   INVESTMENT OBJECTIVES AND STRATEGIES




   INVESTMENT RISKS

   RISK FACTORS: ALL FUNDS

   An investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested.

   Generally, the Funds will be subject to the following risks:

   EQUITY RISK: The value of the equity securities held by the Large Cap Growth Fund, and thus of the Fund's shares, can fluctuate-at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. The fact that the Advisor follows a specific discipline can provide no assurance against a decline in the value of the Fund's shares.

   MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Funds' performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions.

   FOREIGN SECURITIES RISK: Investments in securities of non-U.S. issuers have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Fund, less regulation, less information, currency fluctuations and interruptions in currency flow. Investments in foreign securities also entail higher costs. The Fund's investments in foreign securities may be in the form of sponsored or unsponsored depositary receipts, such as American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"). Ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security, and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of the receipts.

   INTEREST RATE RISK: Interest rate risk refers to the risk that the value of the Funds' fixed income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

   CREDIT RISK: Credit risk refers to the risk related to the credit quality of the issuer of a security held in a Fund's portfolio. The Funds could lose money if the issuer of a security is unable to meet its financial obligations.

   Investments in the Funds are not deposits of Old National Trust Company or any of its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government agency.

 [ICON]

   SHAREHOLDER INFORMATION



   PRICING OF FUND SHARES
   ----------------------------------------
   HOW NAV IS CALCULATED
   The NAV is calculated by
   adding the total value of a
   Fund's investments and
   other assets, subtracting
   its liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:
              NAV =
   Total Assets - Liabilities
   --------------------------
        Number of Shares
           Outstanding

   You may find each Fund's
   NAV daily in certain
   newspapers.

   ---------------------------

Per share net asset value (NAV) for each of the Variable NAV Funds is determined and their shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange and the Federal Reserve Bank of Chicago are open for business and at 2:00 p.m. Eastern time in the case of each of the Money Market Funds.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price.

Each Variable NAV Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Funds' Trustees. Each of the Money Market Funds value their securities using amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

   PURCHASING AND ADDING TO YOUR SHARES

                                                                                  MINIMUM           MINIMUM
                                                                                  INITIAL          SUBSEQUENT
                                                         ACCOUNT TYPE            INVESTMENT        INVESTMENT
                                                   Regular
                                                   (non-retirement)                $1,000             $25
                                                   ----------------------------------------------------------
                                                   Retirement                      $1,000             $25
                                                   ----------------------------------------------------------
                                                   Automatic Investment
                                                   Plan Regular                    $   25             $25
                                                   ----------------------------------------------------------
                                                   Automatic Investment Plan
                                                   Retirement                      $  250             $25

                                     All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, starter checks, traveler's checks, money orders, credit card convenience checks and cash are not accepted.

                                     A Fund may waive its minimum purchase
                                     requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

You may purchase the Funds
through the Distributor or
through investment
representatives, who may
charge fees and may require
higher minimum investments
or impose other limitations
on buying and selling
shares. If you purchase
shares through an
investment representative,
that party is responsible
for transmitting orders by
close of business and may
have an earlier cut-off
time for purchase and sale
requests. Consult your
investment representative
for specific information.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   BY REGULAR MAIL

   Initial Investment:
   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check or certified check payable to "[name of Fund]."

   3. Mail to: The Signal Funds, P.O. Box 182094, Columbus, OH 43218-2094

   Subsequent:
   1. Use the investment slip attached to your account statement. Or, if unavailable,

   2. Include the following information on a piece of paper:
      - Fund name
      - Amount invested
      - Account name
      - Account number
      Include your account number on your check.

   3. Mail to: The Signal Funds, P.O. Box 182094, Columbus, OH 43218-2094

   BY OVERNIGHT SERVICE

   SEE INSTRUCTIONS 1-2 ABOVE FOR SUBSEQUENT INVESTMENTS.

   4. Send to: The Signal Funds,
      Attn: Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219.

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   Please call 1-888-426-9709 for instructions on opening an account or purchasing additional shares by wire transfer.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   You can add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time with 60 days notice.

   AUTOMATIC INVESTMENT PLAN

   You can make automatic investments in the Funds from your bank account. Automatic investments can be as little as $25, once you've invested the $25 minimum required to open the account.

   To invest regularly from your bank account:

   Complete the Automatic Investment Plan portion on your Account Application.
     Make sure you note:
      - Your bank name, address and ABA number

      - Your checking or savings account number

      - The amount you wish to invest automatically (minimum $25)

      - How often you want to invest (monthly or quarterly)

      - Attach a voided personal check or savings deposit slip.

   -----------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. Capital gains are distributed at least annually.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION AND MAY BE SUBJECT TO INCOME TAX.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES
   INSTRUCTIONS FOR SELLING SHARES
                                   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
                                   As a mutual fund shareholder, you are
                                   technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

   BY TELEPHONE (unless you have declined telephone sales privileges)

   1. Call 1-888-426-9709 with instructions as to how you wish to receive your funds (check, wire, electronic transfer).

   BY MAIL

   1. Call 1-888-426-9709 to request redemption forms or write a letter of instruction indicating:
      - your Fund and account number
      - amount you wish to redeem
      - address where your check should be sent
      - account owner signature

   2. Mail to: The Signal Funds, P.O. Box 182094 Columbus, OH 43218-2094

   BY OVERNIGHT SERVICE

   SEE INSTRUCTION 1 ABOVE UNDER "BY MAIL."

   2. Send to: The Signal Funds, Attn: Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219

   WIRE TRANSFER

   You must indicate this option on your application.

   The Fund may charge a wire transfer fee.
   Note: Your financial institution may also charge a separate fee.

   Call 1-888-426-9709 to request a wire transfer.
   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   AUTOMATIC WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly or quarterly basis. The minimum withdrawal is $100. To activate this feature:
     - Make sure you've checked the appropriate box and completed the Automatic Withdrawal section of the Account Application. Or call 1-888-426-9709.
         - Include a voided personal check.
     - Your account must have a value of $5,000 or more to start withdrawals.
     - If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.
You may sell your shares at
   any time. Your sales price
   will be the next NAV after
   your sell order is
   received by the Fund, its
   transfer agent, or your
   investment representative.
   Normally you will receive
   your proceeds within a
   week after your request is
   received. See section on
   "General Policies on
   Selling Shares" below.

   SHAREHOLDER INFORMATION




   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemptions in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").

   2. Redemption requests requiring a signature guarantee. Signature guarantees are required in the following situations:
     - Your account address has changed within the last 10 business days
     - The check is not being mailed to the address on your account
     - The check is not being made payable to the owner(s) of the account
     - The redemption proceeds are being transferred to another Fund account with a different registration
     - The redemption proceeds are being wired to bank instructions currently not on your account

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, which are members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Program) or SEMP (Stock Exchanges Medallion Program), but not from a notary public. Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a federal funds wire.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

   REDEMPTION IN KIND

   The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund's operations (for example, more than 1% of the Fund's net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks are returned and marked as "undeliverable" or remain uncashed for six months, your account may be changed automatically so that all future distributions are reinvested in your account.

   DISTRIBUTION ARRANGEMENTS

   The Funds are not subject to Rule 12b-1 distribution or service fees. However, the Distributor and the Advisor, at their expense, may provide compensation to dealers in connection with sales of shares of a Fund.

   EXCHANGING YOUR SHARES

   You can exchange your shares in one Fund for shares of another Signal Fund. No transaction fees are charged for exchanges.
   You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to The Signal Funds, 3435 Stelzer Road, Columbus OH 43219, or by calling 1-888-426-9709. Please provide the following information:
     - Your name and telephone number
     - The exact name on your account and account number
     - Taxpayer identification number (usually your Social Security number)
     - Dollar value or number of shares to be exchanged
     - The name of the Fund from which the exchange is to be made
     - The name of the Fund into which the exchange is being made

   See "Selling Your Shares" for important information about telephone transactions.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES
   CONTINUED

   NOTES ON EXCHANGES


     - The registration and tax identification numbers of the two accounts must be identical.

     - The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.


   To minimize potential harm to the Funds and their shareholders, the Funds reserve the right to reject, in their sole discretion, any purchase order (including an exchange from another Fund) from any investor believed to have a history of abusive trading or whose trading, in the judgment of the Funds, has been or may be disruptive to a Fund. In making this judgment, the Funds may consider trading done in multiple accounts under common ownership or control.


   SIGNAL INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

   A Signal IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement programs. A Signal IRA contribution may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

   The Signal Funds offer traditional, Roth, Coverdell, SIMPLE and SEP IRAs.

   All Signal IRA distribution requests must be made in writing to The Signal Funds. Any additional deposits to a Signal IRA must distinguish the type and year of the contribution.

   For more information on a Signal IRA call the Funds at 1-888-426-9709. Shareholders are advised to consult a tax advisor regarding IRA contribution and withdrawal requirements and restrictions.

   DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends on the Funds (other than the Large Cap Growth Fund) are usually paid monthly. Dividends on the Large Cap Growth Fund are paid quarterly. Capital gains for all Funds are distributed at least annually.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

   Dividends are taxable as ordinary income. Taxation on capital gains will vary with the length of time the Fund has held the security -- not how long the shareholder has been in the Fund.

   Dividends are taxable in the year they are paid or credited to your account. However, dividends declared in October, November or December to shareholders of record in such a month and paid by January 31st are taxable on December 31st of the year they are declared.

   SHAREHOLDER INFORMATION


   DIVIDENDS, DISTRIBUTIONS AND TAXES
   CONTINUED


   Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales on or after May 6, 2003 and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Funds are generally taxed to individual taxpayers:


     - Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

     - Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

     - A shareholder will also have to satisfy a greater than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.


     - Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.


   You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax advisor about the federal, state and local tax consequences in your particular circumstances.

   The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

 [ICON]

   FUND MANAGEMENT



   THE INVESTMENT ADVISOR

   Signal Capital Management, Inc. (the "Advisor"), 420 Main Street, Evansville, Indiana 47708, is the investment advisor for each Fund. The Advisor is a wholly owned subsidiary of Old National Trust Company. Old National Trust Company is a subsidiary corporation of Old National Bancorp, the largest multi-bank holding company headquartered in Indiana. Old National Trust Company has provided trust services for over 83 years and with its affiliates manages over $5 billion in client assets.

   The Advisor has retained Mercantile Capital Advisors, Inc. ("Mercantile"), Two Hopkins Plaza, Baltimore, Maryland 21201 to serve as sub-investment advisor to the Money Market Fund and the Tax-Exempt Money Market Fund. Mercantile and its predecessors have been in the business of managing the investments of fiduciary and other accounts since 1864.


   The Advisor makes the day-to-day investment decisions for the Large Cap Growth Fund, Tax-Exempt Income Fund, and the Income Fund and oversees Mercantile's investments for the Money Market Fund and Tax-Exempt Money Market Fund. In addition, the Advisor continuously reviews, supervises and administers each Fund's investment programs. For these advisory services, the Funds paid the following fees during the fiscal year ended March 31, 2004 after the imposition of certain contractual fee waivers by the Advisor of its advisory fees:


                                                                                   AS A
                                                                               PERCENTAGE OF
                                                                            AVERAGE NET ASSETS*
                                                                      ------------------------------
                 Large Cap Growth Fund                                             0.55%
                                                                      ------------------------------
                 Tax-Exempt Income Fund                                            0.10%
                                                                      ------------------------------
                 Income Fund                                                       0.25%
                                                                      ------------------------------
                 Money Market Fund                                                 0.05%
                                                                      ------------------------------
                 Tax-Exempt Money Market Fund                                      0.05%
                -------------------------------------------------------------------------------------

           * Without the imposition of these contractual fee waivers by the Advisor, total advisory fees for the Funds on an annual basis are 0.75% for the Large Cap Growth Fund, 0.50% for the Tax-Exempt Income Fund and the Income Fund and 0.10% for the Money Market Fund and the Tax-Exempt Money Market Fund.

   PORTFOLIO MANAGERS

   The Advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the Large Cap Growth Fund are:

    JOHN C. SILLETTO                  President and Chief Investment Officer of Signal Capital
                                      Management, Inc., Indiana University, B.S. (1986); Signal
                                      Capital Management, Inc. (2002-present); Old National Trust
                                      Company (1996-2002); BlueSill, Inc. (1994-1996); NBD Bank,
                                      N.A. (1987-1994)

   FUND MANAGEMENT


   PORTFOLIO MANAGERS

   CONTINUED

    STEPHEN A. KECK, CFA              Senior Vice President and Chief Investment Strategist of
                                      Signal Capital Management, Inc., Purdue University, B.S.
                                      (1979); Michigan State University, M.B.A. (1980) Signal
                                      Capital Management, Inc. (2002-present); Old National Trust
                                      Company (1981-2002)



    MARK W. CREMONIE, CFA, CMT        Vice President and Senior Investment Officer of Signal
                                      Capital Management, Inc., Indiana University, B.S. (1978);
                                      Indiana University, M.B.A. (1980); Signal Capital
                                      Management, Inc. (2002-present); Old National Trust Company
                                      (1997-2002); National City Trust (1994-1997); Foxhall
                                      Investment Management (1993-1994); CSI Asset Management
                                      (1988-1992); William O'Neil and Co. (1987-1988); Capital
                                      Supervisors, Inc. (1983-1987); Indiana National Bank
                                      (1981-1983)



    The individual members of the team who are primarily responsible for the day-to-day management of the Tax-Exempt Income Fund and the Income Fund are:



    LAVONE F. WHITMER, CFA            Vice President and Regional Director of Portfolio Management
                                      of Signal Capital Management, Inc., Ball State University,
                                      B.S. (1992); Signal Capital Management, Inc. (2002-present);
                                      Old National Trust Company (2000-2002); Federal Home Loan
                                      Bank of Indianapolis (1993-2000); Conseco Capital Management
                                      (1992-1993)
    CHARLOTTE WEEMS, CFA              Vice President and Investment Officer of Signal Capital
                                      Management, Inc., Ball State University, B.S. (1998); Signal
                                      Capital Management, Inc. (2002-present); Old National Trust
                                      Company (2000-2002); AccuTech Systems Corp (1999-2000);
                                      American National Trust and Investment Management
                                      (1997-1999)


   The Statement of Additional Information has more detailed information about the Advisor and the other service providers.

   FUND MANAGEMENT


   THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services, Limited Partnership is each Fund's distributor and BISYS Fund Services Ohio, Inc. is each Fund's administrator. Their address is 3435 Stelzer Road, Columbus, OH 43219.

   CAPITAL STRUCTURE. The Coventry Group was organized as a Massachusetts business trust on January 8, 1992 and overall responsibility for the management of the Funds is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held and will vote in the aggregate and not by series except as otherwise expressly required by law.

   The Funds offer three classes of shares, Class A, Class B and Class I Shares, each of which have different expenses that affect performance. For further information, telephone 1-888-426-9709.

 [ICON]

     FINANCIAL HIGHLIGHTS                  LARGE CAP GROWTH FUND

   The financial highlights table below is intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information presented below has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the annual report of the Funds, which is available upon request. Information is not presented for the Tax-Exempt Money Market Fund as that Fund has not yet offered its shares to the public.


                                                                    YEAR ENDED         PERIOD ENDED
                                                                  MARCH 31, 2004     MARCH 31, 2003(D)
                                                                  ---------------    -----------------
    NET ASSET VALUE, BEGINNING OF PERIOD                              $  9.06             $ 10.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                              0.01                0.02
      Net realized and unrealized gains (losses) on investments          2.60               (0.94)
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                                 2.61               (0.92)
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                             (0.01)              (0.02)
      Net realized gains (losses) on investments                        (0.33)                 --
    --------------------------------------------------------------------------------------------------
        Total Distributions and Dividends                               (0.34)              (0.02)
    --------------------------------------------------------------------------------------------------
    Net Asset Value, End of Period                                    $ 11.33             $  9.06
    --------------------------------------------------------------------------------------------------
        Total Return                                                    29.00%              (9.20)%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period (000's)                                 $33,600             $31,260
    Ratio of expenses to average net assets                              1.19%               1.21%(b)
    Ratio of net investment income to average net assets                 0.09%               0.32%(b)
    Ratio of expenses to average net assets*                             1.39%               1.43%(b)
    Portfolio Turnover(c)                                               39.64%              34.11%


    * During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

   (a) Not annualized.

   (b) Annualized.
   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
   (d) For the period July 15, 2002 (commencement of operations) through March 31, 2003.

 [ICON]

     FINANCIAL HIGHLIGHTS                            INCOME FUND


                                                                    YEAR ENDED         PERIOD ENDED
                                                                  MARCH 31, 2004     MARCH 31, 2003(D)
                                                                  ---------------    -----------------
    NET ASSET VALUE, BEGINNING OF PERIOD                              $ 10.21             $ 10.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                              0.36                0.29
      Net realized and unrealized gains (losses) on investments         (0.02)               0.25
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                                 0.34                0.54
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                             (0.36)              (0.29)
      Net realized gains (losses) on investments                           --(e)            (0.04)
    --------------------------------------------------------------------------------------------------
        Total Distributions and Dividends                               (0.36)              (0.33)
    --------------------------------------------------------------------------------------------------
    Net Asset Value, End of Period                                    $ 10.19             $ 10.21
    --------------------------------------------------------------------------------------------------
        Total Return                                                     3.43%               5.47%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period (000's)                                 $61,481             $59,724
    Ratio of expenses to average net assets                              0.73%               0.82%(b)
    Ratio of net investment income to average net assets                 3.56%               3.88%(b)
    Ratio of expenses to average net assets*                             0.98%               1.07%(b)
    Portfolio Turnover(c)                                               43.76%               7.47%


    * During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

   (a) Not annualized.

   (b) Annualized.
   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
   (d) For the period July 15, 2002 (commencement of operations) through March 31, 2003.

   (e) Amount is less than $0.005.

 [ICON]

     FINANCIAL HIGHLIGHTS                 TAX-EXEMPT INCOME FUND


                                                                    YEAR ENDED         PERIOD ENDED
                                                                  MARCH 31, 2004     MARCH 31, 2003(D)
                                                                  ---------------    -----------------
    NET ASSET VALUE, BEGINNING OF PERIOD                              $ 10.18             $ 10.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                              0.36                0.26
      Net realized and unrealized gains (losses) on investments          0.08                0.21
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                                 0.44                0.47
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                             (0.36)              (0.26)
      Net realized gains (losses) on investments                        (0.04)              (0.03)
    --------------------------------------------------------------------------------------------------
        Total Distributions and Dividends                               (0.40)              (0.29)
    --------------------------------------------------------------------------------------------------
    Net Asset Value, End of Period                                    $ 10.22             $ 10.18
    --------------------------------------------------------------------------------------------------
        Total Return                                                     4.41%               4.75%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period (000's)                                 $18,660             $19,154
    Ratio of expenses to average net assets                              0.83%               0.86%(b)
    Ratio of net investment income to average net assets                 3.52%               3.58%(b)
    Ratio of expenses to average net assets*                             1.33%               1.27%(b)
    Portfolio Turnover(c)                                                9.11%               8.54%


    * During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

   (a) Not annualized.

   (b) Annualized.
   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
   (d) For the period July 15, 2002 (commencement of operations) through March 31, 2003.

 [ICON]

     FINANCIAL HIGHLIGHTS                      MONEY MARKET FUND


                                                                    YEAR ENDED         PERIOD ENDED
                                                                  MARCH 31, 2004     MARCH 31, 2003(D)
                                                                  ---------------    -----------------
    NET ASSET VALUE, BEGINNING OF PERIOD                              $ 1.000            $  1.000
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                             0.006               0.007
      Net realized and unrealized gains (losses) on investments            --                  --
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                                0.006               0.007
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                            (0.006)             (0.007)
      Net realized gains (losses) on investments                           --                  --
    --------------------------------------------------------------------------------------------------
        Total Distributions and Dividends                              (0.006)             (0.007)
    --------------------------------------------------------------------------------------------------
    Net Asset Value, End of Period                                    $ 1.000            $  1.000
    --------------------------------------------------------------------------------------------------
        Total Return                                                     0.57%               0.72%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period (000's)                                 $70,829            $110,327
    Ratio of expenses to average net assets                              0.54%               0.53%(b)
    Ratio of net investment income to average net assets                 0.57%               1.02%(b)
    Ratio of expenses to average net assets*                             0.59%               0.58%(b)
    Portfolio Turnover(c)                                                 n/a                 n/a


    * During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

   (a) Not annualized.

   (b) Annualized.
   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
   (d) For the period July 15, 2002 (commencement of operations) through March 31, 2003.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:


The Funds' annual and semi-annual reports to shareholders contain additional information on each Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN RECEIVE FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER THAT SELLS THE FUNDS. OR CONTACT THE FUNDS AT:

                            THE SIGNAL FUNDS
                            P.O. BOX 182094
                            COLUMBUS, OHIO 43218-2094
                            TELEPHONE: 1-888-426-9709

You can review each Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

  - For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-202-942-8090, or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

  - Free from the EDGAR Database on the Commission's Website at http://www.sec.gov.


Investment Company Act file no. 811-6526.                       SIGPUI 08/04

                                THE SIGNAL FUNDS

                          SIGNAL LARGE CAP GROWTH FUND

                          SIGNAL TAX-EXEMPT INCOME FUND

                               SIGNAL INCOME FUND

                            SIGNAL MONEY MARKET FUND

                       SIGNAL TAX-EXEMPT MONEY MARKET FUND

                         EACH AN INVESTMENT PORTFOLIO OF

                               THE COVENTRY GROUP

                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 1, 2004

This Statement of Additional Information is not a prospectus but should be read in conjunction with the prospectuses for the Signal Large Cap Growth Fund, Signal Tax-Exempt Income Fund, Signal Income Fund, Signal Money Market Fund and Signal Tax-Exempt Money Market Fund dated the same date as the date hereof (the "Prospectuses"), hereinafter referred to collectively as the "Funds" and singly, a "Fund". The Funds are separate investment portfolios of The Coventry Group (the "Group"), an open-end management investment company. This Statement of Additional Information is incorporated in its entirety into the Prospectuses. Copies of the Prospectuses may be obtained by writing The Signal Funds, at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free 1-888-426-9709.

                               TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND POLICIES.........................     3
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS............     3
INVESTMENT RESTRICTIONS....................................    11
PORTFOLIO TURNOVER.........................................    13
NET ASSET VALUE............................................    13
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.............    14
MANAGEMENT OF THE GROUP....................................    15
BOARD COMMITTEES...........................................    16
OWNERSHIP OF SECURITIES....................................    17
INTERESTED TRUSTEES........................................    17
INDEPENDENT TRUSTEES.......................................    18
INVESTMENT ADVISOR.........................................    19
CODE OF ETHICS.............................................    21
PORTFOLIO TRANSACTIONS.....................................    21
ADMINISTRATOR..............................................    23
DISTRIBUTOR................................................    24
CUSTODIAN..................................................    26
TRANSFER AGENCY AND FUND ACCOUNTING SERVICES...............    26
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............    27
LEGAL COUNSEL..............................................    27
ADDITIONAL INFORMATION.....................................    27
DESCRIPTION OF SHARES......................................    27
VOTE OF A MAJORITY OF THE OUTSTANDING SHARES...............    28
ADDITIONAL TAX INFORMATION.................................    28
PERFORMANCE CALCULATIONS...................................    33
PERFORMANCE COMPARISONS....................................    40
PRINCIPAL SHAREHOLDERS.....................................    41
PROXY VOTING...............................................    42
MISCELLANEOUS..............................................    42
FINANCIAL STATEMENTS.......................................    43

                       STATEMENT OF ADDITIONAL INFORMATION

                               THE COVENTRY GROUP

      The Coventry Group (the "Group") is an open-end management investment company which currently offers its shares in separate series. This Statement of Additional Information deals with five of such portfolios, Signal Large Cap Growth Fund, Signal Tax-Exempt Income Fund, Signal Income Fund, Signal Money Market Fund, and Signal Tax-Exempt Money Market Fund. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses. Capitalized terms not defined herein are defined in the Prospectuses. No investment in Shares of a Fund should be made without first reading the Prospectuses.

                       INVESTMENT OBJECTIVES AND POLICIES

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

      The following policies supplement the investment objectives and policies of each Fund as set forth in the Prospectuses.

      Bank Obligations. Each of the Funds may invest in bank obligations such as bankers' acceptances, certificates of deposit, and demand and time deposits.

      Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

      Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and demand and time deposits will be those of domestic banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

      Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

      The Funds may purchase commercial paper consisting of issues rated at the time of purchase by one or more appropriate nationally recognized statistical rating organizations ("NRSRO") (e.g., Standard & Poor's Corporation and Moody's Investors Service, Inc.) in one of the two highest rating categories for short-term debt obligations. The Funds may also invest in commercial paper that is not rated but that is determined by the Advisor or the applicable Sub-Advisor, as the case may be, to be of comparable quality to instruments that are so rated by an NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments.

      Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time within 30 days. While such notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns), must satisfy, for purchase by a Fund, the same criteria as set forth above for commercial paper for each Fund. The Advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

      Foreign Investment. Investments in securities issued by foreign issuers, including American Depositary Receipts (`ADRs") and European Depositary Receipts ("EDRs"), may subject the Funds to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. A Fund will acquire such securities only when the Advisor or the applicable Sub-Advisor, as the case may be, believes the risks associated with such investments are minimal.

      U.S. Government Obligations. Each fund may invest in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

      Variable and Floating Rate Securities. The Funds may acquire variable and floating rate securities, subject to each Fund's investment objectives, policies and restrictions. A variable rate security is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate security is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such securities are frequently not rated by credit rating agencies; however, unrated variable and floating rate securities purchased by a Fund will be determined by the Advisor to be of comparable quality at the time of purchase to rated instruments eligible for purchase under such Fund's investment policies. In making such determinations, the Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate security purchased by a Fund, the Fund may resell the security at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate security in the event the issuer of the security defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. To the extent that there exists no readily available market for such security and the Fund is not entitled to receive the principal amount of a note within seven days, such a security will be treated as an illiquid security for purposes of calculation of such Fund's limitation on investments in illiquid securities, as set forth in the Fund's investment restrictions. Variable or floating rate securities may be secured by bank letters of credit.

      Restricted Securities. Securities in which the Funds may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), such as securities issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the Federal securities laws, and generally are sold to institutional investors such as the Funds who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. Any such restricted securities will be considered to be illiquid for purposes of a Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Group, the Advisor or Sub-Advisor, as the case may be, has determined such securities to be liquid because such securities are eligible for resale under Rule 144A under the 1933 Act and are readily saleable.

      Options Trading. Each Fund may purchase and write (sell) put and call options. A put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Put and call options purchased by the Funds will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

      When a Fund writes a call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between bid and asked price. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

      Each Fund may also purchase or sell (write) index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

      Futures Contracts. Each of the Funds may enter into futures contracts. This investment technique is designed primarily to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

      The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

      Futures transactions involve brokerage costs and require a Fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid securities, to cover its performance under such contracts. A Fund may lose the expected benefit of futures transactions if interest rates, securities prices or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

      A Fund will not enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if such non-hedging positions would exceed the limitations established in CFTC regulations. Currently, non-hedging transactions are subject to either of two alternative limitations. Under one alternative, the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options may not exceed 5% of the fair market value of a Fund's net assets (after taking into account unrealized profits and unrealized losses on any such contracts). Under the other alternative, which has been established by the CFTC on a temporary basis, the aggregate net notional value of non-hedging futures contracts and related options may not exceed the liquidation value of a Fund's portfolio (after taking into account unrealized profits and unrealized losses on any such contracts). A Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which such Fund holds or intends to purchase.

      When-Issued Securities. The Funds may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a "when-issued" basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account.

      Normally, the Fund's custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of the Advisor to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceeded 25% of the value of its total assets. Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its total assets.

      When a Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous. A Fund will engage in "when-issued" delivery transactions only for the purpose of acquiring portfolio securities consistent with such Fund's investment objectives and policies and not for investment leverage.

      Mortgage-related Securities. The Funds may, consistent with their investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or issued by non-governmental entities. Mortgage-related securities, for purposes of the Prospectus and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the security and lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to a Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

      A Fund may also invest in mortgage-related securities which are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. Mortgage-related securities will be purchased only if rated in the three highest bond rating categories assigned by one or more appropriate NRSROs, or, if unrated, which the Advisor deems to be of comparable quality.

      There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC

Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

      Municipal Securities. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Securities if the interest paid thereon is exempt from federal individual income taxes and is not treated as a preference item for purposes of the federal alternative minimum tax.

      Other types of Municipal Securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Project Notes, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

      Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

      The two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. The Funds may also acquire "moral obligations" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and securities with the same maturity, interest rate and rating may have different yields, while securities of the same maturity and interest rate with different ratings may have the same yield.

      Subsequent to purchase, an issue of municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The Advisor will consider such an event in determining whether the Fund should continue to hold the obligation.

      An issuer's obligations for Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

      Repurchase Agreements. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from banks and registered broker-dealers which the Advisor or the applicable Sub-Advisor, as the case may be, deems creditworthy under guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). This requirement will be continually monitored by the Advisor. If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Group believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Group if presented with the question. Securities subject to repurchase agreements will be held by that Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

      Reverse Repurchase Agreements. Each of the Funds may borrow funds by entering into reverse repurchase agreements in accordance with that Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

      Securities of Other Investment Companies. Each Fund may invest in securities issued by other investment companies. Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by such Fund, except as such securities may be acquired as part of a merger, consolidation or acquisition of assets and further, except as may be permitted by Section 12 (d) of the 1940 Act or except as may be permitted by the Securities and Exchange Commission. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that such Fund bears directly in connection with its own operations.

INVESTMENT RESTRICTIONS

      Each Fund's investment objective is a non-fundamental policy and may be changed without a vote of the holders of a majority of such Fund's outstanding Shares. The following investment restrictions may be changed with respect to a particular Fund only by a vote of the majority of the outstanding Shares of that Fund (as defined under "ADDITIONAL INFORMATION - Vote of a Majority of the Outstanding Shares").

      Each of the Funds may not:

      1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations, if, immediately after such purchase, more than 5% of such Fund's total assets would be invested in such issuer or such Fund would hold more than 10% of the outstanding voting securities of such issuer, except that up to 25% of a Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or repurchase agreements secured by such obligations.

      2. Purchase any securities which would cause more than 25% of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry; provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

      3. Borrow money or issue senior securities except as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder;

      4. Make loans, except that each Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions, and enter into repurchase agreements;

      5. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities and except as may be necessary to make margin payments in connection with derivative securities transactions;

      6. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities;"

      7. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

      8. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of the Fund.

      If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities, repurchase agreements with maturities in excess of seven days and other instruments in such Fund which are not readily marketable to exceed the limit set forth in such Fund's Prospectus for its investment in illiquid securities, the Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, such Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

      The following fundamental investment restriction is applicable to the Tax-Exempt Income Fund and Tax-Exempt Money Market Fund only:

The Tax-Exempt Income Fund and the Tax-Exempt Money Market Fund must each invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from federal income tax.

PORTFOLIO TURNOVER

      The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.

      The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in additional tax consequences to a Fund's Shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

                                 NET ASSET VALUE

      As indicated in the Prospectuses, the net asset value of each Fund is determined and the Shares of each Fund are priced as of the Valuation Time on each Business Day of that Fund. A "Business Day" of a Fund is a day on which the New York Stock Exchange is open for trading, the Federal Reserve Bank of Chicago is open for business and any other day (other than a day on which no Shares of that Fund are tendered for redemption and no order to purchase any Shares of that Fund is received) during which there is sufficient trading in portfolio instruments that such Fund's net asset value per share might be materially affected. The New York Stock Exchange will not open in observance of the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Valuation of the Money Market Funds

      Each Money Market Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

      Pursuant to Rule 2a-7, each Money Market Fund will maintain a dollar-weighted average portfolio maturity appropriate to the Fund's objective of maintaining a stable net asset value per share, provided that the Funds will not purchase securities with a remaining maturity of more than 397 days (thirteen months) (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Group's Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the investment objective of the Fund, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of the Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from the Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations.

Valuation of the Variable NAV Funds

      Investments in securities for which market quotations are readily available are valued based upon their current available prices in the principal market in which such securities are normally traded. Unlisted securities for which market quotations are readily available are valued at such market value. Securities and other assets for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees of the Group. Short-term securities (i.e., with maturities of 60 days or less) are valued at either amortized cost or original cost plus accrued interest, which approximates current value.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

      Shares of each of the Funds are sold on a continuous basis by BISYS, and BISYS has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from BISYS Fund Services Limited Partnership ("BISYS"), Shares may be purchased through procedures established by BISYS in connection with the requirements of accounts at the Advisor or the Advisor's affiliated entities (collectively, "Entities"). Customers purchasing Shares of the Funds may include officers, directors, or employees of the Advisor or the Entities.

      The Group may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "NYSE") is restricted by applicable rules and regulations of the Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Group of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Group to determine the fair value of its net assets.

                             MANAGEMENT OF THE GROUP

Trustees and Officers

      Overall responsibility for management of the Group rests with its Board of Trustees. The Trustees elect the officers of the Group to supervise actively its day-to-day operations.

      The names of the Trustees and officers of the Group, their addresses, ages and principal occupations during the past five years are provided in the tables below. Trustees that are deemed "interested persons," as defined in the 1940 Act, are included in the table titled, "Interested Trustees." Trustees who are not interested persons are referred to as Independent Trustees.

      INTERESTED TRUSTEES*

                                          TERM OF
                                          OFFICE**         PRINCIPAL        NUMBER OF FUNDS          OTHER
                         POSITION(S)    AND LENGTH       OCCUPATION(S)      IN FUND COMPLEX      DIRECTORSHIPS
   NAME, ADDRESS          HELD WITH       OF TIME         DURING FIVE         OVERSEEN BY           HELD BY
      AND AGE             THE FUNDS        SERVED            YEARS              TRUSTEE             TRUSTEE
---------------------   -------------   -----------    -----------------    ---------------    -----------------
Walter B. Grimm            Trustee      Since 1996.    From June 1992 to          16           American
3435 Stelzer Road                                      present, employee                       Performance Funds
Columbus, Ohio 43219                                   of BISYS Fund
Age:  58                                               Services.

R. Jeffrey Young        President and   Since 1999.    From October 1993          16                 n/a
3435 Stelzer Road        Chairman of                   to present,
Columbus, Ohio  43219    the Board of                  employee of BISYS
Age:  39                   Trustees                    Fund Service.

* Mr. Grimm and Mr. Young are each considered to be an "interested person" of the Group as defined in the 1940 Act due to their employment with BISYS Fund Services, the Funds' distributor and administrator.

** Trustees hold their position with the Trust until their resignation or removal.

      INDEPENDENT TRUSTEES

                                          TERM OF
                                          OFFICE**                               NUMBER OF
                                            AND                               FUNDS IN FUND           OTHER
                         POSITION(S)      LENGTH            PRINCIPAL            COMPLEX          DIRECTORSHIPS
   NAME, ADDRESS          HELD WITH       OF TIME         OCCUPATION(S)        OVERSEEN BY           HELD BY
      AND AGE             THE FUNDS       SERVED        DURING FIVE YEARS        TRUSTEE             TRUSTEE
---------------------   -------------   -----------    --------------------   ---------------    -----------------
Maurice G. Stark        Trustee          Since 1992.   Retired.                        16             n/a
3435 Stelzer Road
Columbus, Ohio 43219
Age:  68

Michael M. Van Buskirk  Trustee          Since 1992.   From June 1991 to               16        BISYS Variable
3435 Stelzer Road                                      present, employee of                      Insurance Funds
Columbus, Ohio 43219                                   and currently
Age:  57                                               President of The
                                                       Ohio Bankers
                                                       Association (trade
                                                       association).

John H. Ferring IV      Trustee          Since 1998.   From 1979 to                    16             n/a
3435 Stelzer Road                                      present, President
Columbus, Ohio 43219                                   and Owner of Plaze,
Age:  51                                               Incorporated, Clair,
                                                       Missouri (packaging
                                                       manufacturer).

** Trustees hold their position with the Trust until their resignation or removal.

      OFFICERS WHO ARE NOT TRUSTEES

                                              TERM OF OFFICE**
                         POSITION(S) HELD      AND LENGTH OF       PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE     WITH THE FUNDS        TIME SERVED                 FIVE YEARS
---------------------   -------------------   ----------------   -----------------------------------
Jennifer R. Hankins     Vice President        Since 1998.        From October 1988 to present,
3435 Stelzer Road                                                employee of BISYS Fund Services.
Columbus, Ohio 43219
Age: 38

Lara Bocskey            Vice President        Since 2002.        From 1998 to present, employee of
3435 Stelzer Road                                                BISYS Fund Services; from 1996 to
Columbus, Ohio  43219                                            1998, employee of First of America
Age:  34                                                         Bank Corporation.

Nadeem Yousaf           Treasurer             Since 1999.        From August 1999 to present,
3435 Stelzer Road                                                employee of BISYS Fund Services;
Columbus, Ohio  43219                                            from March 1997 to June 1999,
Age:  35                                                         employee of Investors Bank and
                                                                 Trust; from October 1994 to March
                                                                 1997, employee of
                                                                 PricewaterhouseCoopers LLP.

George L. Stevens       Secretary             Since 1996.        From September 1996 to present,
3435 Stelzer Road                                                employee of BISYS Fund Services.
Columbus, Ohio  43219
Age:  53

Alaina V. Metz          Assistant Secretary   Since 1995.        From June 1995 to present, employee
3435 Stelzer Road                                                of BISYS Fund Services.
Columbus, Ohio  43219
Age:  36

** Officers hold their positions with the Trust until a successor has been duly elected and qualified.

BOARD COMMITTEES

      The Board has an Audit Committee, Nominating Committee and Valuation Committee. The Audit Committee oversees the Group's accounting and financial reporting policies and practices and oversees the quality and objectivity of the Group's financial statements and the independent audit thereof. The members of the Audit Committee, which met twice during the last fiscal year, include all of the Board's independent trustees: Maurice G. Stark, Michael M. Van Buskirk, and John H. Ferring, IV. The Nominating Committee, also comprised of all of the independent trustees, evaluates the qualifications of candidates and makes nominations for independent trustee membership on the Board. The Nominating Committee does not consider nominees recommended by shareholders. The purpose of the Valuation Committee, which is comprised of at least two Trustees at all times, one of whom must be an Independent Trustee, is to oversee the implementation of the Group's valuation procedures and to make fair value determinations on behalf of the Board as specified in the valuation procedures. The Valuation Committee meets quarterly. During the last fiscal year, the Nominating Committee held no meetings.

OWNERSHIP OF SECURITIES

      As of the date of this Statement of Additional Information, the Group's Trustees and officers, as a group, own less than 1% of each Fund's outstanding Shares. For the year ended December 31, 2003, the dollar range of equity securities owned beneficially by each Trustee in the Funds and in any registered investment companies overseen by the Trustee within the same family of investment companies as the Funds is as follows:

INTERESTED TRUSTEES

                                    AGGREGATE DOLLAR RANGE
                                    OF EQUITY SECURITIES IN
                                         ALL REGISTERED
                    DOLLAR RANGE      INVESTMENT COMPANIES
                      OF EQUITY     OVERSEEN BY TRUSTEE IN
                    SECURITIES IN    FAMILY OF INVESTMENT
NAME OF TRUSTEE       THE FUNDS           COMPANIES
----------------    -------------   -----------------------
Walter B. Grimm         $0                     $0

R. Jeffrey Young        $0                     $0

INDEPENDENT TRUSTEES

                                         AGGREGATE DOLLAR RANGE
                                         OF EQUITY SECURITIES IN
                                              ALL REGISTERED
                         DOLLAR RANGE     INVESTMENT COMPANIES
                           OF EQUITY     OVERSEEN BY TRUSTEE IN
                         SECURITIES IN    FAMILY OF INVESTMENT
  NAME OF TRUSTEE          THE FUNDS         COMPANIES
--------------------     -------------   -----------------------
Maurice G. Stark              $0             $10,001-$50,000

Michael M. Van Buskirk        $0             $             0

John H. Ferring IV            $0             $             0

      The Officers of the Group receive no compensation directly from the Group for performing the duties of their offices. BISYS Fund Services may receive fees pursuant to the Distribution and Shareholder Services Plan and the Administrative Services Plan. BISYS Fund Services Ohio, Inc. ("BISYS") receives fees from the Fund for acting as administrator and transfer agent and for providing certain fund accounting services. Messrs. Yousaf, Stevens, Grimm and Ms. Metz, Ms. Bocskey, and Ms. Hankins are employees of BISYS.

      Trustees of the Group not affiliated with BISYS or BISYS Fund Services receive from the Group an annual fee of $3,000, plus $2,250 for each regular meeting of the Board of Trustees attended and $1,000 for each special meeting of the Board attended in person and $500 for other special meetings of the Board attended by telephone, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees of the Group also receive $1,000 for participation in Audit Committee meetings and $500 for participation in all other committee meetings. Trustees who are affiliated with BISYS or BISYS Fund Services do not receive compensation from the Group.

      For the fiscal year ended March 31, 2004 the Trustees received the following compensation from the Group and from certain other investment companies (if applicable) that have the same investment advisor as the Funds or an investment advisor that is an affiliated person of the Group's investment advisor:

                                                 PENSION OR                           TOTAL
                                                 RETIREMENT                       COMPENSATION
                                                  BENEFITS         ESTIMATED      FROM THE FUND
                             AGGREGATE        ACCRUED AS PART       ANNUAL           AND FUND
                         COMPENSATION FROM        OF FUNDS       BENEFITS UPON    COMPLEX PAID
  NAME OF TRUSTEE           THE FUNDS             EXPENSES        RETIREMENT     TO THE TRUSTEES
----------------------   -----------------    ---------------    -------------   ---------------
Walter B. Grimm               $       0              $0                   $0         $     0

Maurice G. Stark              $2,977.33              $0                   $0         $13,000

Michael M. Van Buskirk        $2,977.33              $0                   $0         $13,000

John H. Ferring IV            $2,977.34              $0                   $0         $13,000

R. Jeffrey Young              $       0              $0                   $0         $     0

INVESTMENT ADVISOR

      Investment advisory services are provided to the Funds by Signal Capital Management, Inc. (the "Advisor"), pursuant to an Investment Advisory Agreement dated as of July 1, 2002. The Advisor is a wholly owned subsidiary of Old National Trust Company, which is a subsidiary corporation of Old National Bancorp, the largest multi-bank holding company headquartered in Indiana.

      Under the terms of the Investment Advisory Agreement, the Advisor has agreed to provide, either directly or through one or more sub-advisors, investment advisory services as described in the Prospectuses of the Funds. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, each Fund pays the Advisor a fee, computed daily and paid monthly, at the following annual rates: (1) for the Large Cap Growth Fund, seventy-five one-hundredths of one percent (0.75%) of such Fund's average daily net assets; (2) for both the Income Fund and the Tax-Exempt Income Fund, fifty one-hundredths of one percent (0.50%) of each such Fund's average daily net assets; and (3) for the Money Market Funds, ten one-hundredths of one percent (0.10%) of each such Fund's average daily net assets. The Advisor may from time to time voluntarily reduce all or a portion of its advisory fee with respect to a Fund.

      Investment advisory fees earned by the Advisor for services to the Signal Large Cap Growth Fund, Signal Tax-Exempt Income Fund, Signal Income Fund and Signal Money Market Fund for the period from July 15, 2002 (commencement of operations) through March 31, 2003 totaled $160,345, $69,172, $154,014 and
$82,922, respectively. Investment advisory fees earned by the Advisor for services to the Signal Large Cap Growth Fund, Signal Tax-Exempt Income Fund, Signal Income Fund and Signal Money Market Fund for the fiscal year ended March 31, 2004 totaled $259,999, $97,649, $318,542 and $85,029, respectively. The
Signal Tax-Exempt Money Market Fund has not yet commenced operations. For the period from July 15, 2002 (commencement of operations) through March 31, 2003 the Advisor waived advisory fees in the amounts of $42,776, $55,343, $77,007 and $41,462 for the Signal Large Cap Growth Fund, Signal Tax-Exempt Income Fund, Signal Income Fund and Signal Money Market Fund, respectively. For the fiscal year ended March 31, 2004, the Advisor waived advisory fees in the amounts of $69,332, $96,072, $159,274 and $42,511 for the Signal Large Cap Growth Fund, Signal Tax-Exempt Income Fund, Signal Income Fund and Signal Money Market Fund, respectively. The Adviser may recoup these waived advisory fees over a period of up to three years from the year the fees were waived in accordance with the terms of the expense limitation agreement entered into between the Adviser and the Funds.

      Unless sooner terminated, the Investment Advisory Agreement will continue in effect until February 28, 2005, and year to year thereafter for successive annual periods if, as to each Fund, such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding Shares of the relevant Fund (as defined under "GENERAL INFORMATION Miscellaneous" in the Funds' Prospectus), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Advisor. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

      The Investment Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties, or from reckless disregard by the Advisor of its duties and obligations thereunder.

      Mercantile Capital Advisors, Inc. (the "Sub-Advisor") provides sub-investment advisory services to the Money Market Fund and the Tax-Exempt Money Market Fund pursuant to a Sub-Advisory Agreement dated as of July 1, 2002 (the "Sub-Advisory Agreement"). The terms and conditions of the Sub-Advisory Agreement are substantially identical to those of the Investment Advisory Agreement. For the services provided to the Money Market Fund and to the Tax-Exempt Money Market Fund pursuant to the Sub-Advisory Agreement, the Advisor pays the Sub-Advisor a fee computed daily and paid monthly, at the following annual rates: (1) for the Money Market Fund, five one-hundredths of one percent (0.05%) of the Fund's first $100 million in net assets and four one-hundredths of one percent (0.04%) of the Fund's net assets in excess of $100 million; and
(2) for the Tax-Exempt Money Market Fund, six one-hundredths of one percent (0.06%) of the Fund's first $100 million in net assets, five one-hundredths of one percent (0.05%) of the next $100 million in net assets, and four one-hundredths of one percent (0.04%) of the fund's net assets in excess of $200 million.



      For the period from July 15, 2002 (commencement of operations) through March 31, 2003, the Advisor paid the Sub-Advisor $41,459 for its services to the Signal Money Market Fund. For the fiscal year ended March 31, 2004, the Advisor paid the Sub-Advisor $42,518 for its services to the Signal Money Market Fund. The Signal Tax-Exempt Money Market Fund had not yet commenced operations.


      In considering whether to approve the Investment Advisory Agreement and, with regard to the Money Market Funds, the Sub-Advisory Agreement, the Board members requested and received from the Advisor and Sub-Advisor extensive information and data relating to the Investment Advisory Agreement and Sub-Advisory Agreement and the Advisor's and Sub-Advisor's proposed management of the Funds. The Board considered a number of factors including each Fund's proposed operating expenses, and the Advisor's and Sub-Advisor's capability to manage the Funds, and the Board compared this information with information they had received about other, similar mutual funds. The Board members also took into consideration the brokerage practices of the Advisor and Sub-Advisor, including soft dollar arrangements, in considering their services. Based upon this review, it was the determination of the Board members that the approval of the Investment Advisory Agreement and Sub-Advisory Agreement with the Advisor and Sub-Advisor, respectively, was in the best interests of each Fund and its shareholders.

      The Advisor has licensed the name "Signal Funds" to the Funds on a royalty-free basis, and the Advisor has reserved to itself the right to grant the non-exclusive right to use the name "Signal Funds" to any other person. At such time as the Investment Advisory Agreement is no longer in effect, the Advisor may require the Funds to cease using the name "Signal Funds."

CODE OF ETHICS

      The Group, the Advisor, the Sub-Advisor and the Distributor have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the Investment Company Act of 1940, applicable to securities trading practices of their respective personnel. Each Code permits covered personnel to trade in securities in which a Fund may invest, subject to certain restrictions and reporting requirements.

PORTFOLIO TRANSACTIONS

      Pursuant to the Investment Advisory Agreement with respect to each Fund, the Advisor determines, subject to the general supervision of the Board of Trustees of the Group and in accordance with each such Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions.

      Purchases and sales of portfolio securities with respect to the Income Funds usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price.

      Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Group, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

      Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Advisor in its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Advisor may receive orders for transactions on behalf of the Funds. The Advisor is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing each such Fund's brokerage transactions which is in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the Advisor determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of that particular transaction or in terms of all of the accounts over which it exercises investment discretion. Any such research and other statistical and factual information provided by brokers to a Fund or to the Advisor is considered to be in addition to and not in lieu of services required to be performed by the Advisor under its agreement regarding management of the Fund. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among the Funds and other clients of the Advisor who may indirectly benefit from the availability of such information. Similarly, the Funds may indirectly benefit from information made available as a result of transactions effected for such other clients.

      Under the Investment Advisory Agreement the Advisor is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28 (e) of the Securities Exchange Act of 1934. In the event the Advisor does follow such a practice, it will do so on a basis which is fair and equitable to the Group and the Funds.

      While the Advisor generally seeks competitive commissions, the Group may not necessarily pay the lowest commission available on each brokerage transaction, for reasons discussed above.

      Except as otherwise disclosed to the Shareholders of the Funds and as permitted by applicable laws, rules and regulations, the Group will not, on behalf of the Funds, execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Advisor, BISYS, or their affiliates, and will not give preference to the Advisor's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

      Investment decisions for each Fund are made independently from those for the other Funds, other funds of the Group or any other investment company or account managed by the Advisor. Any such other fund, investment company or account may also invest in the same securities as the Group on behalf of the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another fund of the Group, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Funds, the Advisor will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Group is a customer of the Advisor, any of its parents or subsidiaries or affiliates and, in dealing with its customers, the Advisor, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds or any other fund of the Group.

      For the period July 15, 2002 (commencement of operations) through March 31, 2003, the Signal Large Cap Growth Fund, Signal Tax-Exempt Income Fund, Signal Income Fund and Signal Money Market Fund paid brokerage commissions of $32,964, $0, $0 and $0 respectively, none of which commissions were paid to any affiliate of the Funds or the Advisors. For the fiscal year ended March 31, 2004, the Signal Large Cap Growth Fund, Signal Tax-Exempt Income Fund, Signal Income Fund and Signal Money Market Fund paid brokerage commissions of $37,976, $0, $0 and $0 respectively, none of which commissions were paid to any affiliate of the Funds or the Advisors. The Signal Tax-Exempt Money Market Fund had not yet commenced operations.

ADMINISTRATOR

      BISYS Ohio serves as administrator (the "Administrator") to the Funds pursuant to a Management and Administration Agreement dated as of July 1, 2002 (the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed by the Advisor under the Investment Advisory Agreement, by The Huntington National Bank under the Custody Agreement and by BISYS Ohio under the Transfer Agency Agreement and Fund Accounting Agreement). The Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

      Under the Administration Agreement, the Administrator has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, assist the Group or its designee in the preparation of, and file all of the Funds' federal and state tax returns and required tax filings other than those required to be made by the Funds' custodian and Transfer Agent; prepare compliance filings pursuant to state securities laws with the advice of the Group's counsel; assist to the extent requested by the Group with the Group's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of each Fund, including calculation of daily expense accruals; and generally assist in all aspects of the Funds' operations other than those performed by the Advisor under the Investment Advisory Agreement, by The Huntington National Bank under the Custody Agreement and by BISYS Ohio, Inc. under the Transfer Agency and Fund Accounting Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

      The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, equal to a fee calculated daily and paid periodically, at an annual rate equal to twenty one-hundredths of one percent (0.20%) of that Fund's average daily net assets (and equal to 0.25% in the case of the Money Market Funds).

      For the period July 15, 2002 (commencement of operations) through March 31, 2003, the Administrator earned administrative fees from the Signal Large Cap Growth Fund, Signal Tax-Exempt Income Fund, Signal Income Fund and Signal Money Market Fund of $42,759, $27,669, $61,606 and $207,391, respectively. For the fiscal year ended March 31, 2004, Administrator earned administrative fees from the Signal Large Cap Growth Fund, Signal Tax-Exempt Income Fund, Signal Income Fund and Signal Money Market Fund of $69,332, $39,059, $127,416 and

$212,585, respectively. The Signal Tax-Exempt Money Market Fund had not yet commenced operations.

      Unless sooner terminated as provided therein, the Administration Agreement's term expires on June 30, 2005. The Administration Agreement thereafter shall be renewed automatically for successive one-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Group's Board of Trustees or by the Administrator.

      The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by any Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

DISTRIBUTOR

      BISYS serves as agent for each of the Funds in the distribution of its Shares pursuant to a Distribution Agreement dated as of July 1, 2002 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect for successive annual periods if, as to each Fund, such continuance is approved at least annually by (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) by the vote of a majority of the Trustees of the Group who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

      In its capacity as Distributor, BISYS solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. BISYS receives no compensation under the Distribution Agreement with the Group.

      The Group has adopted a Service and Distribution Plan for Class A and Class B Shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which the Class A and Class B Shares of each Fund are authorized to pay the Distributor for payments it makes to banks, other institutions and broker-dealers, and for expenses the Distributor and any of its affiliates or subsidiaries incur (with all of the foregoing organizations being referred to as "Service Organizations") for providing administration, distribution or shareholder service assistance to the Funds. Payments to such Service organizations may be made pursuant to agreements entered into with BISYS Fund Services. The Plan authorizes each Fund to make payments to the Distributor in an amount not to exceed, on an annual basis, 0.25% of the average daily net assets of Class A

Shares of each such Fund and up to 1.00% of the average daily net assets of the Class B Shares of each such Fund.

      As required by Rule 12b-1, the Plan was approved by the initial Shareholder of each of the Funds and by the Board of Trustees, including a majority of the Trustees who are not interested persons of any of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan may be terminated as to a Fund by vote of a majority of the Independent Trustees, or by vote of majority of the outstanding Shares of that Fund. Any change in the Plan that would materially increase the distribution cost to a Fund requires Shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Group shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding Shares of the Fund. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit each Fund and its Shareholders.

      The Board of Trustees of the Group believes that the Plan is in the best interests of each Fund since it encourages Fund growth and maintenance of Fund assets. As a Fund grows in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

      BISYS may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund's Shares including, but not limited to, those discussed above.

      For the period July 15, 2002 (commencement of operations) through March 31, 2003, the Distributor received distribution fees with respect to Class A shares of the Signal Large Cap Growth Fund, Signal Tax-Exempt Income Fund, Signal Income Fund and Signal Money Market Fund in the amount of $229, $56, $231 and $7, respectively, all of which were paid as compensation to dealers. For the fiscal year ended March 31, 2004, the Distributor received distribution fees with respect to Class A shares of the Signal Large Cap Growth Fund, Signal Tax-Exempt Income Fund, Signal Income Fund and Signal Money Market Fund in the amount of $948, $247, $621 and $0, respectively, all of which were paid as compensation to dealers. For the period July 15, 2002 (commencement of operations) through March 31, 2003, the Distributor received distribution fees with respect to Class B shares of the Signal Large Cap Growth Fund, Signal Tax-Exempt Income Fund, Signal Income Fund and Signal Money Market Fund in the amount of $436, $196, $181 and $6, respectively, all of which were paid as compensation to dealers. For the fiscal year ended March 31, 2004, the Distributor received distribution fees with respect to Class B shares of the Signal Large Cap Growth Fund, Signal Tax-Exempt Income Fund, Signal Income Fund and Signal Money Market Fund in the amount of $1,258, $372, $380 and $0, respectively, all of which were paid as compensation to dealers. The Signal Tax-Exempt Money Market Fund had not yet commenced operations.

CUSTODIAN

      The Huntington National Bank, 41 South High Street, Columbus, Ohio 43215 (the "Custodian"), has been selected to serve as the Funds' custodian pursuant to the Custody Agreement dated as of July 1, 2002. The Custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments.

TRANSFER AGENCY AND FUND ACCOUNTING SERVICES

      BISYS Ohio serves as transfer agent and dividend disbursing agent (the "Transfer Agent") for all of the Funds pursuant to the Transfer Agency Agreement dated as of July 1, 2002. Pursuant to such Agreement, the Transfer Agent, among other things, performs the following services in connection with each Fund's shareholders of record: maintenance of shareholder records for each of the Fund's shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of shares of the Funds on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. For such services the Transfer Agent receives a fee based on the number of shareholders of record.

      In addition, BISYS Ohio provides certain fund accounting services to the Funds pursuant to a Fund Accounting Agreement dated as of July 1, 2002. BISYS Ohio receives a fee from each Fund for such services equal to the greater of (a) a fee computed at an annual rate of three one-hundredths of one percent (.03%) of that Fund's average daily net assets, or (b) $50,000 minus the fee paid by such Fund under its Management and Administration Agreement with BISYS of the same date. Under such Agreement, BISYS Ohio maintains the accounting books and records for each Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Fund's custodian, affirmation to the Fund's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Fund's custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      PricewaterhouseCoopers LLP, 100 East Broad Street, Columbus, Ohio 43215, an independent registered public accounting firm, performs an annual audit of the Funds' financial statements and provides other related services. Reports of their activities are provided to the Group's Board of Trustees.

LEGAL COUNSEL

      Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, is counsel to the Group.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

      The Group is a Massachusetts business trust organized on January 8, 1992. The Group's Declaration of Trust is on file with the Secretary of State of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, with a par value of $0.01 per share. The Group consists of several funds organized as separate series of shares. The Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Group into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

      Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, shareholders of a fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Group shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Group voting without regard to series.

      Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Group. However, the Declaration of Trust disclaims liability of the Shareholders, Trustees or officers of the Group for acts or obligations of the Group, which are binding only on the assets and property of the Group, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Group or the Trustees. The Declaration of Trust provides for indemnification out of Group property for all loss and expense of any shareholder held personally liable for the obligations of the Group. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Group itself would be unable to meet its obligations, and thus should be considered remote.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

      As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of a Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of that Fund.

ADDITIONAL TAX INFORMATION

      Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to Shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

      Each of the Funds is treated as a separate entity for federal income tax purposes and intends each year to qualify and elect to be treated as a "regulated investment company" under the Code, for so long as such qualification is in the best interest of that Fund's shareholders. To qualify as a regulated investment company, each Fund must, among other things: diversify its investments within certain prescribed limits; derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and, distribute to its Shareholders at least 90% of its investment company taxable income for the year. In general, a Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net mid-term or net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

      A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, a Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

      Although each Fund expects to qualify as a "regulated investment company" and thus to be relieved of all or substantially all of its federal income tax liability, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its Shareholders). In such event, dividend distributions would be taxable to Shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

      It is expected that each Fund will distribute annually to Shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to Shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash.

      The excess of net long-term capital gains over short-term capital losses realized and distributed by a Fund and designated as capital gain dividends, whether paid in cash or reinvested in Fund shares, will be taxable to Shareholders. Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions resulting from a Fund's investments in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Foreign personal holding companies, foreign investment companies, and passive foreign investment company are not treated as "qualified foreign corporations." Foreign tax credits associated with dividends from "qualified foreign corporations" will be limited to reflect the reduced U.S. tax on those dividends.

      The capital loss carryforwards will be available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that this carryforward is used to offset future capital gains, it is probable that these gains so offset will not be distributed to shareholders.

      Capital gains of corporations are subject to tax at the same rates applicable to ordinary income. Capital losses may be used only to offset capital gains and excess net capital loss may be carried back three years and forward five years.

      Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. Each Fund will designate the portion of any distributions which qualify for the 70% dividends received deduction. The amount so designated may not exceed the amount received by the Fund for its taxable year that qualifies for the dividends received deduction. Because all of the Income Fund's net investment income is expected to be derived from earned interest, it is anticipated that no distributions from that Fund will qualify for the 70% dividends received deduction.

      Foreign taxes may be imposed on a Fund by foreign countries with respect to its income from foreign securities, if any. It is expected that, because less than 50% in value of each Fund's total assets at the end of its fiscal year will be invested in stocks or securities of foreign corporations, none of the Funds will be entitled under the Code to pass through to its Shareholders their pro rata share of the foreign taxes paid by the Fund. Any such taxes will be taken as a deduction by such Fund.

      Each Fund may be required by federal law to withhold and remit to the U.S. Treasury 30% of taxable dividends, if any, and capital gain distributions to any Shareholder, and the proceeds of redemption or the values of any exchanges of Shares of a Fund by the Shareholder, if such Shareholder (1) fails to furnish the Group with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Group that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security number.

      Information as to the Federal income tax status of all distributions will be mailed annually to each Shareholder.

      Market Discount. If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

      Original Issue Discount. Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

      Options, Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, non-equity options and dealer equity options) in which a Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

      Transactions in options, futures and forward contracts undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

      Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to a Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to Shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to Shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

      Constructive Sales. Certain Code provisions may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

      Section 988 Gains or Losses. Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its Shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to Shareholders, rather than as an ordinary dividend, reducing each Shareholder's basis in his or her Fund shares.

      Passive Foreign Investment Companies. A Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

      A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

PERFORMANCE CALCULATIONS

      Yields and Total Returns for the Money Market Funds

      The yield of a Money Market Fund for a seven-day period (the "base period") will be computed by determining the net change in value (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional Shares purchased with dividends from the original Share and dividends declared on both the original Share and any such additional Shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in Fund Shares at the same rate as net income is earned for the base period.

      The yield and effective yield of a Money Market Fund will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes the current and effective yields should be compared to current and effective yields offered by competing financial institutions for the same base period and calculated by the methods described below.

      The Money Market Funds may wish to publish total return figures in sales literature and other advertising materials. For a discussion of the manner in which such total return figures are calculated, see the yield and total return calculation information below.

      For the 30-day period ended March 31, 2004, the effective yield for the Signal Money Market Fund Class I Shares was 0.54%.

      Yield and Total Return Calculations for Non-Money Market Funds

      Yield Calculations. Yields of each of the Funds except the Money Market Funds will be computed by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund's net investment income per share earned during the period is based on the average daily number of Shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                               a - b
              Yield = 2 (------- + 1) to the 6th power - 1
                                cd

      Where:  a     =  dividends and interest earned during the period.

              b     =  expenses accrued for the period (net of reimbursements).

              c     =  the average daily number of Shares outstanding during the period that were entitled to receive dividends.

              d     =  maximum offering price per Share on the last day of the period.

      For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in that Fund. Interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by that Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last Business Day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

      Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

      During any given 30-day period, the Advisor or Administrator may voluntarily waive all or a portion of its fees with respect to a Fund. Such waiver would cause the yield of that Fund to be higher than it would otherwise be in the absence of such a waiver.

      For the 30-day period ended March 31, 2004, the yields for the Signal Income Fund the Signal Tax-Exempt Income Fund were: Class A 1.88%, Class B 1.14% and Class I 2.13% and Class A 1.82%, Class B 1.07% and Class I 2.07%, respectively.

      Total Return Calculations. Average annual total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

      The Funds compute their average annual total returns by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                                        ERV
              Average Annual Total Return = ( --- ) 1/n - 1
                                                         P

Where:              ERV  =   ending redeemable value at the end of the
                             period covered by the computation of a
                             hypothetical $1,000 payment made at the
                             beginning of the period.

                    p   =    hypothetical initial payment of $1,000.

                    n    =   period covered by the computation, expressed
                             in terms of years.

      The Funds compute their aggregate total returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                                   ERV
              Aggregate Total Return = ( --- ) 1/n - 1
                                                    P

Where:              ERV    =   ending redeemable value at the end of the
                               period covered by the computation of a
                               hypothetical $1,000 payment made at the
                               beginning of the period.

                    p      =   hypothetical initial payment of $1,000.

      The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

      The Funds compute their average annual total return after taxes on distributions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions but not after taxes on redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                                       ATVD
Average Annual Total Return After Taxes = [------ to the 1/nth power -1]
      (after taxes on distributions)                    P

Where:        P       =  a hypothetical initial payment of $1,000.

              n       =  number of years.

              ATVD    =  ending value of a hypothetical
                         $1,000 payment made at the beginning
                         of the 1-, 5-, or 10-year periods at
                         the end of such periods after taxes
                         on fund distributions but not after
                         taxes on redemption.

      The Funds compute their average annual total return after taxes on distributions and redemptions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions and redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions and redemptions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                                   ATVDR
Average Annual Total Return After Taxes       = [(------) to the 1/nth power -1]
(after taxes on distributions and redemptions)       P

Where:        P       =  a hypothetical initial payment of $1,000.

              n       =  number of years.

              ATVDR   =  ending value of a hypothetical $1,000 payment made
                         at the beginning of the 1, 5, or 10-year periods at the end of such periods, after taxes on fund distributions and redemption.

      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

      The average annual total returns for each class of shares currently being offered and sold for the since inception period ended March 31, 2004 are set forth in the following tables:

                                                                         1 YEAR     SINCE INCEPTION(1)
                                                                         ------     ------------------
Signal Income Fund
  Class A Return Before Taxes (excludes sales charge)                     3.17%           5.15%
  Class A Return Before Taxes (includes sales charge)                    -0.15%           3.12%
  Class A Return After Taxes on Distributions (excludes sales charge)     1.98%           3.70%
  Class A Return After Taxes on Distributions (includes sales charge)    -1.31%           1.70%
  Class A Return After Taxes on Distributions and Sale of Fund Shares     2.05%           3.54%
     (excludes sales charge)
  Class A Return After Taxes on Distributions and Sale of Fund Shares    -0.12%           1.83%
      (includes sales charge)

Signal Income Fund
  Class B Return Before Taxes (excludes sales charge)                     2.40%           4.35%
  Class B Return Before Taxes (includes sales charge)                    -1.09%           2.65%
  Class B Return After Taxes on Distributions (excludes sales charge)     1.49%           3.20%
  Class B Return After Taxes on Distributions (includes sales charge)    -2.01%           1.48%
  Class B Return After Taxes on Distributions and Sale of Fund Shares     1.55%           3.03%
      (excludes sales charge)
  Class B Return After Taxes on Distributions and Sale of Fund Shares    -0.72%           1.57%
      (includes sales charge)

                                                                         1 YEAR     SINCE INCEPTION(1)
                                                                         ------     ------------------
Signal Income Fund
  Class I Return Before Taxes                                             3.43%           5.19%
  Class I Return After Taxes on Distributions                             2.15%           3.74%
  Class I Return After Taxes on Distributions and Sale of Fund Shares     2.21%           3.57%

Signal Large Cap Growth Fund
  Class A Return Before Taxes (excludes sales charge)                    28.60%           9.30%
  Class A Return Before Taxes (includes sales charge)                    22.51%           6.24%
  Class A Return After Taxes on Distributions (excludes sales charge)    28.02%           8.99%
  Class A Return After Taxes on Distributions (includes sales charge)    21.95%           5.94%
  Class A Return After Taxes on Distributions and Sale of Fund Shares    19.29%           7.89%
      (excludes sales charge)
  Class A Return After Taxes on Distributions and Sale of Fund Shares    15.30%           5.27%
      (includes sales charge)

Signal Large Cap Growth Fund
  Class B Return Before Taxes (excludes sales charge)                    27.67%           8.56%
  Class B Return Before Taxes (includes sales charge)                    22.67%           6.35%
  Class B Return After Taxes on Distributions (excludes sales charge)    27.09%           8.28%
  Class B Return After Taxes on Distributions (includes sales charge)    22.09%           6.06%
  Class B Return After Taxes on Distributions and Sale of Fund Shares    18.69%           7.28%
      (excludes sales charge)
  Class B Return After Taxes on Distributions and Sale of Fund Shares    15.44%           5.39%
      (includes sales charge)

Signal Large Cap Growth Fund
  Class I Return Before Taxes                                            29.00%           9.64%
  Class I Return After Taxes on Distributions                            28.38%           9.29%
  Class I Return After Taxes on Distributions and Sale of Fund Shares    19.55%           8.16%

Signal Money Market Fund
  Class I Return Before Taxes                                             0.57%           0.75%
  Class I Return After Taxes on Distributions                             0.37%           0.48%
  Class I Return After Taxes on Distributions and Sale of Fund Shares     0.37%           0.48%

                                                                         1 YEAR     SINCE INCEPTION(1)
                                                                         ------     ------------------
Signal Tax-Exempt Income Fund
  Class A Return Before Taxes (excludes sales charge)                     4.14%           5.25%
  Class A Return Before Taxes (includes sales charge)                     0.78%           3.23%
  Class A Return After Taxes on Distributions (excludes sales charge)     4.08%           5.18%
  Class A Return After Taxes on Distributions (includes sales charge)     0.72%           3.15%
  Class A Return After Taxes on Distributions and Sale of Fund Shares     3.94%           4.99%
      (excludes sales charge)
  Class A Return After Taxes on Distributions and Sale of Fund Shares     1.71%           3.25%
      (includes sales charge)

Signal Tax-Exempt Income Fund
  Class B Return Before Taxes (excludes sales charge)                     3.37%           4.44%
  Class B Return Before Taxes (includes sales charge)                    -0.13%           2.73%
  Class B Return After Taxes on Distributions (excludes sales charge)     3.31%           4.36%
  Class B Return After Taxes on Distributions (includes sales charge)    -0.19%           2.66%
  Class B Return After Taxes on Distributions and Sale of Fund Shares     3.17%           4.17%
      (excludes sales charge)
  Class B Return After Taxes on Distributions and Sale of Fund Shares     0.89%           2.72%
      (includes sales charge)

Signal Tax-Exempt Income Fund
  Class I Return Before Taxes                                             4.41%           5.35%
  Class I Return After Taxes on Distributions                             4.35%           5.28%
  Class I Return After Taxes on Distributions and Sale of Fund Shares     4.21%           5.09%


(1) Each Fund commenced operations on July 15, 2002

PERFORMANCE COMPARISONS

      Investors may judge the performance of the Funds by comparing them to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, Morningstar, Inc., Ibbotson Associates, CDA/Wiesenberger, The New York Times, Business Week, U.S.A. Today and local periodicals. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Funds may also include in advertisements and reports to shareholders information discussing the performance of the Advisor in comparison to other investment advisors and to other banking institutions.

      From time to time, the Group may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Group;
(5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and
(9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Group may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.

      Current yields or total return will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or total return may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and total return are functions of a Fund's quality, composition and maturity, as well as expenses allocated to such Fund. Fees imposed upon Customer accounts by the Advisor or its affiliated or correspondent banks for cash management services will reduce a Fund's effective yield and total return to Customers.

PRINCIPAL SHAREHOLDERS

      As of July 2, 2004, no persons or entities owned beneficially or of record 5% or more of the Signal Large Cap Growth Fund's outstanding shares, except: (i) with respect to Class A Shares - Pershing LLC, P.O. Box 2052, Jersey City, New Jersey 07303-9998 which owned of record 37.91%; (ii) with respect to Class B Shares - , Pershing LLC, P.O. Box 2052, Jersey City, New Jersey 07303-9998 which owned of record 86.93%; and (iii) with respect to Class I Shares - OL Trust & Co., P.O. Box 966, Evansville, Indiana, 47706-0966 which owned of record 97.91%.

      As of July 2, 2004, no persons or entities owned beneficially or of record 5% or more of the Signal Tax-Exempt Income Fund's outstanding shares, except:
(i) with respect to Class A Shares - Pershing LLC, P.O. Box 2052 Jersey City, New Jersey 07303-9998, which owned of record 84.54%; (ii) with respect to Class B Shares - Pershing LLC, P.O. Box 2052 Jersey City, New Jersey 07303-9998, which owned of record 97.15%; and (iii) with respect to Class I Shares - OL Trust & Co., P.O. Box 966, Evansville, Indiana 47706-0966, which owned of record 97.42%.

      As of July 2, 2004, no persons or entities owned beneficially or of record 5% or more of the Signal Income Fund's outstanding shares, except: (i) with respect to Class A Shares - Pershing LLC, P.O. Box 2052 Jersey City, New Jersey 07303-9998, which owned of record 75.91%; (ii) with respect to Class B Shares - Pershing LLC, P.O. Box 2052 Jersey City, New Jersey 07303-9998, which owned of record 93.10%; and (iii) with respect to Class I Shares - OL Trust & Co., P.O. Box 966, Evansville, Indiana 47706-0966, which owned of record 96.51%.

      As of July 2, 2004, no persons or entities owned beneficially or of record 5% or more of the Signal Money Market Fund's outstanding shares, except: (i) with respect to Class I Shares - OL Trust & Co., P.O. Box 966, Evansville, Indiana, which owned of record 99.99%.

PROXY VOTING

      The Board of Trustees of the Group has adopted a proxy voting policy and procedure (the "Group Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Advisor and adopted the Advisor's proxy voting policies and procedures (the "Policy") which are described below. The Trustees will review each Fund's proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between the Fund's Shareholders and the Advisor or any of its affiliates or any affiliate of the Fund, the Advisor will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Advisor on the appropriate course of action.


      The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The Advisor generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The Advisor may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Advisor will monitor situations that may result in a conflict of interest between the Fund's shareholders and the Advisor or any of its affiliate or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-888-426-9709, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.


MISCELLANEOUS

      Individual Trustees are generally elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Generally, shareholders owning not less than 20% of the outstanding shares of the Group entitled to vote may cause the Trustees to call a special meeting. However, the Group has represented to the Commission that the Trustees will call a special meeting for the purpose of considering the removal of one or more Trustees upon written request therefor from shareholders owning not less than 10% of the outstanding votes of the Group entitled to vote. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.

      The Group is registered with the Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Group.

      The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

      The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

FINANCIAL STATEMENTS

      The financial statements of the Funds appearing in the Annual Report to Shareholders for the year ended March 31, 2004 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as set forth in their report thereon. Such financial statements are incorporated herein by reference.

                                     PART C
                                   -----------

                                OTHER INFORMATION
                                -----------------


         ITEM 22.  EXHIBITS

                (a)(1)   Declaration of Trust(1)


                (a)(2) Establishment and Designation of Series of Shares (Signal Large Cap Growth Fund, Signal Tax-Exempt
                         Income Fund, Signal Income Fund, Signal Prime Money Market Fund and Signal Tax-Exempt Money Market Fund)(3)


                (b)      By-Laws(2)

                (c) Certificates for Shares are not issued. Articles IV, V, VI and VII of the Declaration of Trust, previously filed as Exhibit (a) hereto, define rights of holders of Shares.


                (d)(1) Investment Advisory Agreement between Registrant and Signal Capital Management, Inc.(3)

                (d)(2) Sub-Investment Advisory Agreement between Registrant and Mercantile Capital Advisors, Inc. (with respect to the Money Market Funds(3)

                (e) Distribution Agreement between Registrant and BISYS Fund Services(3)


                (f)      Not Applicable


                (g)(1) Custody Agreement between Registrant and The Huntington National Bank(3)

                (g)(2) Retirement Services Agreement between BISYS Fund Services Ohio, Inc. and Old National Bank (3)

                (h)(1) Management and Administration Agreement between the Registrant and BISYS Fund Services(3)

                (h)(2) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc.(3)

                (h)(3) Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc.(3)

                (h)(4) Sub-Administration Agreement between BISYS Fund Services Ohio, Inc. and Signal Capital Management, Inc. (3)


                (i)      Not Applicable


                (j) Consent of Independent Registered Public Accounting Firm - filed herewith


                (k)      Not Applicable

                  (l)      Not Applicable


                  (m)      Distribution and Shareholder Services Plan(3)


                  (n)      Not Applicable


                  (o)      Rule 18f-3 Plan(3)

                  (p)(1)   Code of Ethics of Registrant(4)

                  (p)(2)   Code of Ethics of BISYS Fund Services(4)

                  (p)(3)   Code of Ethics of Signal Capital Management Inc.(3)


__________________

1.       Filed with initial Registration Statement on January 8, 1992.
2.       Filed with Post-Effective Amendment No. 2 on September 4, 1992.

3.       Filed with Post-Effective Amendment No. 90 on July 1, 2002.

4.       Filed with Post-Effective Amendment No. 103 filed July 28, 2004.





ITEM 23.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Not applicable.


ITEM 24.          INDEMNIFICATION

                  Article IV of the Registrant's Declaration of Trust states as follows:

                  SECTION 4.3.  MANDATORY INDEMNIFICATION.

                  (a) Subject to the exceptions and limitations contained in paragraph
                  (b)      below:

                           (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                    (b)      No indemnification shall be
                                             provided hereunder to a Trustee or
                                             officer:

                                             (i) against any liability to the
                                              Trust, a Series thereof, or the
                                              Shareholders by reason of a final
                                              adjudication by a court or other
                                              body before which a proceeding was
                                              brought
                           that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A) by the court or other body approving the settlement or other disposition; or (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (1) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office acts on the matter) or (2) written opinion of independent legal counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                  (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter

                  (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 25.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

                  (a) Signal Capital Management, Inc., Evansville, Indiana, is the investment adviser for the Funds. The business and other connections of Signal Capital Management, Inc. are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Signal Capital Management, Inc. as currently filed with the SEC which is incorporated by reference herein.

ITEM 26.          PRINCIPAL UNDERWRITER

                   (a) BISYS Fund Services, Limited Partnership ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies;

                   American Independence Funds Trust
                   American Performance Funds
                   AmSouth Funds
                   BB&T Funds
                   The Coventry Group
                   The Eureka Funds
                   First Focus Funds, Inc.
                   The Hirtle Callaghan Trust
                   HSBC Advisor Funds Trust
                   HSBC Investor Funds
                   HSBC Investor Portfolios
                   The Infinity Mutual Funds, Inc.
                   The Kensington Funds
                   LEADER Mutual Funds
                   Legacy Funds Group
                   MMA Praxis Mutual Funds
                   Mercantile Funds, Inc.
                   Old Westbury Funds, Inc.
                   Pacific Capital Funds
                   USAllianz Variable Insurance Products Trust
                   Variable Insurance Funds
                   Vintage Mutual Funds, Inc.



                   BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 Summer Street, 15th Floor, Boston, Massachusetts, 02110. Office of Supervisory Jurisdiction(OSJ) Branch is located at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

                  (b) Information about Directors and Officers of BISYS is as follows:


Name and Principal Business             Position with Underwriter              Position with Registrant
 Address
BISYS Fund Services Ohio, Inc.          Sole Limited Partner                   None
3435 Stelzer Road
Columbus, Ohio  43219

BISYS Fund Services, Inc.*              Sole General Partner                   None
3435 Stelzer Road
Columbus, Ohio 43219

*Richard F. Froio                       Executive Representative and
                                        Supervising Principal

William J. Tomko                        Supervising Principal, Columbus OSJ


                  (c)      Not Applicable



ITEM 27.          LOCATION OF ACCOUNTS AND RECORDS


                  (a) In connection with the Funds, the accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Signal Capital Management, Inc., 420 Main Street, Evansville, Indiana 47708 (records relating to its function as investment adviser for the Funds); BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as general manager, administrator and distributor), BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as transfer agent) and The Huntington National Bank, 41 South High Street, Columbus, Ohio 43215 (records relating to its function as custodian).


ITEM 28.          MANAGEMENT SERVICES


                  Not Applicable.


ITEM 29.          UNDERTAKINGS


                  None

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 105 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 29th day of July, 2004.


                               THE COVENTRY GROUP


                                    By:     /s/ R. Jeffrey Young
                                            ---------------------
                                            R. Jeffrey Young


By:      /s/ Patrick W.D. Turley
         --------------------------
         Patrick W.D. Turley, as attorney-in-fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signature                               Title                                       Date
-----------                             ------                                      ------
/s/Walter B. Grimm                      Trustee                                     July 29, 2004
------------------------
Walter B. Grimm**

/s/ John H. Ferring IV                  Trustee                                     July 29, 2004
------------------------
John H. Ferring IV***

/s/ Maurice G. Stark                    Trustee                                     July 29, 2004
------------------------
Maurice G. Stark*

/s/ Michael M. Van Buskirk              Trustee                                     July 29, 2004
------------------------
Michael M. Van Buskirk*

/s/ R. Jeffrey Young                    President and Trustee                       July 29, 2004
------------------------                (Principal Executive Officer)
R. Jeffrey Young****

/s/ Nadeem Yousaf                       Treasurer (Principal                        July 29, 2004
------------------------                Financial and Accounting Officer)
Nadeem Yousaf

         /s/ Patrick W.D. Turley
         --------------------------------------
         Patrick W.D. Turley, as attorney-in-fact

* Pursuant to power of attorney filed with Pre-Effective Amendment No. 3 on April 6, 1992.

** Pursuant to power of attorney filed with Post-Effective Amendment No. 26 on May 1, 1996.

*** Pursuant to power of attorney filed with Post-Effective Amendment No. 39 on July 31, 1998.

**** Pursuant to power of attorney filed with Post-Effective Amendment No. 63 on November 30, 1999.

                                      C-6